ANNUAL REPORT
                                                               DECEMBER 31, 2001

                                                             Mid-Cap Growth Fund
                                                                 Technology Fund
                                                               Post-Venture Fund
                                                           Micro-Cap Growth Fund
                                                            Emerging Growth Fund

                                                                           W
                                                                      VANWAGONER
                                                                         FUNDS

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VAN WAGONER FUNDS ANNUAL REPORT


DEAR FELLOW SHAREHOLDERS:                                      FEBRUARY 25, 2002
--------------------------------------------------------------------------------

For many people, the year 2001 seemed more like two years - the time before the horrendous terrorist attacks of September 11, and the time after. September 11 was clearly the dominant event of the year, and our nation is still working to recover from the physical and emotional damage.

For the Van Wagoner Funds, 2001 was an equally turbulent year, but one with an upbeat ending:

 o In the first quarter, the market took down anything related to technology, and our Funds' performance was lackluster.

 o In the second and third quarters, our Funds began to recover . . . until September 11.

 o Immediately after September 11, stock prices fell to their lowest levels in three years.

 o During the fourth-quarter rally, our Funds significantly outperformed the market.(1)

Let me share some observations about each of these phases.

In the first quarter, technology spending slowed, but because the Fed was aggressively cutting interest rates, we didn't expect the market to fall as hard as it did. Historically, rate cuts have prompted an upturn in the market - but this time was different. The market kept falling, and our Funds fell with it. Despite the fundamental strengths of the companies we held, Wall Street wanted only to sell, sell, sell.

Given the strong performance of our companies and our strong belief in their growth potential, we decided to stay true to our investment style and focus on the emerging growth companies whose technological innovations will drive the new economy. Within the technology sector, our macroeconomic and fundamental analyses identified attractive opportunities in enterprise software - the software products that provide operating efficiencies. We reasoned that businesses would be willing to spend a million today on software that would save them millions more tomorrow.

Fundamentally, this was the right decision: the companies we selected for our portfolios had flexible operating models, high margins, and high rates of return on investment. Our companies reported better than expected earnings - but again Wall Street didn't care. At the same time, capital spending by large corporations sank to its lowest level in 20 years, and our companies struggled through the second and third quarters. Nonetheless, by early September, with the Fed continuing to stimulate the economy, we thought we had seen the worst we could imagine.

Then came the September 11 attacks. The major U.S. stock markets closed for an unprecedented four days. When the markets re-opened, stock prices plummeted to three-year lows. And the timetable for economic recovery was delayed yet again. Despite these difficulties, we remained confident in the strength of America and its institutions, believing economic fundamentals have a much greater bearing on the stock market than acts of terrorism.

Our confidence was rewarded in the fourth quarter. Business spending slowly began to increase, liquidity started flowing back into the market,

VAN WAGONER FUNDS ANNUAL REPORT

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VAN WAGONER FUNDS ANNUAL REPORT

and money streamed into the companies in our portfolios. Our strong results in the fourth quarter validated our research process and portfolio management and provided a heartening end to a rough year.

The Funds have been investing in private securities for many years. We have been successful, over time, at establishing "ground floor" positions in some leading companies of their time. Our extensive research of private companies is an essential element of the core research process at Van Wagoner. It provides us insight into emerging trends that may affect the companies we hold in the mutual fund portfolios. But the private portfolio companies are not immune to the economic cycle.

An improved economy could also spur a rebound in our private company investments. Last year, the private companies we held in our portfolios experienced a significant reduction in demand in their end markets which forced many of these companies to lower revenue forecasts. They were also negatively impacted by reduced access to private capital and to public capital through the initial public offering process. Consequently, we lowered our valuations, significantly in some cases. Private equities became a more significant proportion of each Fund's portfolio than in the past. This was, in part, due to the "closing of the IPO window," additional purchases in existing portfolio companies, as well as investments in new companies. It was also due, in part, to the relatively greater decline in value of our publicly traded securities. As the economy improves, we expect the public securities markets to improve as well. We would also expect the revenues of our private investments to rebound and grow. We believe that a better business environment and rebounding public securities markets should also encourage a "re-opening of the IPO window" and spur renewed interest in mergers and acquisitions, the combined effect of which may lower the percentage of private holdings in each Fund.

The U.S. economy now appears positioned for recovery in 2002. Enterprise software remains a primary focus in our Funds, with holdings such as Embarcadero Technologies, I-many, Interwoven and Stellent(2). We think that both enterprise software and the storage areas were the last to see their fundamentals slow in 2001, and will be the fastest to see recovery in 2002. In the storage area we are seeing a rebound in a number of companies including Brocade Communications Systems and Emulex (2). The Micro-Cap Growth Fund has several other "early economy" holdings, including consumer cyclicals and transportation. We continue to avoid new positions in the telecommunication sector in its entirety, from the service providers, to the equipment makers, to the manufacturers of the equipment, and the component makers. We believe it may be until 2003 before we see a return of fundamental strength to this group.


As in the past, our proprietary research continues to identify public and private technology companies that offer unusual investment potential. Picking future market leaders carries its risks, but we believe that, over time, our research and our private placement investments will add significant value for our shareholders. We remain confident

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of our ability to select companies that offer the greatest potential for long-
term growth.

Despite the tragic events of last September, we also remain confident in the strength of America, our nation's institutions, and our country's entrepreneurial spirit. We are grateful to our shareholders for having stood with us through these most difficult times. Like you, all of us invest in Van Wagoner Funds and we look forward to better days. Although we anticipate that 2002 will be a year of ups and downs, we are enthusiastic about the long-term outlook for the U.S. economy and technology.

We appreciate your patience throughout 2001 and look forward to brighter days ahead.

Sincerely,

/S/GR Van Wagoner

Garrett R. Van Wagoner


(1) Please see pages 4-8 for the total returns of the Funds and their respective benchmarks.
(2) Holdings may change due to ongoing management. References to specific investments should not be construed as a recommendation of the Funds or their Adviser. Percentages of private equity investments in each of the Funds may vary. At February 25, 2002, these ranged from 14.5% to 22.7% of total net assets.

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VAN WAGONER FUNDS ANNUAL REPORT

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Van Wagoner Funds PERFORMANCE

Mid-Cap Growth Fund
--------------------------------------------------------------------------------

TOTAL RETURN for the periods ended 12/31/01
--------------------------------------------------------------------------------

    ONE YEAR     FIVE YEAR  AVERAGE ANNUAL SINCE INCEPTION
     (66.37)%     (10.10)%               (5.16)%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Perform ance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The S&P MidCap 400 Index is a market-value weighted index that consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

              MID-CAP GROWTH  S&P Mid-Cap       Lipper Mid-Cap
                   FUND        400 Index      Growth Funds Index

31-Dec-95        10,000         10,000            10,000
31-Mar-96        12,010         10,616            10,599
30-Jun-96        13,600         10,921            11,439
30-Sep-96        13,550         11,239            11,584
31-Dec-96        12,390         11,920            11,346
31-Mar-97        10,720         11,743            10,036
30-Jun-97        11,380         13,469            11,719
30-Sep-97        13,900         15,634            13,288
31-Dec-97        10,670         15,765            12,632
31-Mar-98        11,350         17,501            14,142
30-Jun-98        11,420         17,126            13,991
30-Sep-98         9,320         14,649            11,313
31-Dec-98        12,430         18,778            14,248
31-Mar-99        16,420         17,580            14,777
30-Jun-99        18,640         20,069            16,554
30-Sep-99        20,420         18,384            16,719
31-Dec-99        28,202         21,543            24,751
31-Mar-00        32,848         24,276            28,281
30-Jun-00        31,837         23,476            25,815
30-Sep-00        37,703         26,328            26,636
31-Dec-00        21,635         25,314            20,758
31-Mar-01         8,876         22,587            15,987
30-Jun-01        11,767         25,559            18,173
30-Sep-01         4,907         21,325            13,746
31-Dec-01         7,276         25,161            16,385

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Technology Fund
--------------------------------------------------------------------------------

TOTAL RETURN for the periods ended 12/31/01
--------------------------------------------------------------------------------

     ONE YEAR           AVERAGE ANNUAL SINCE INCEPTION
     (61.93)%                       13.16%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/97 (inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Per for mance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors.

The S&P 500(R) Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Science & Technology Funds Index includes funds that, by portfolio practice, invest 65% of its equity portfolio in science and technology stocks.

                             Morgan Stanley       S&P 500/R   Lipper Science &
                TECHNOLOGY   High Technology      Composite       Technology
                  FUND         35 Index          Stock Index     Funds Index

31-Dec-97        10,000         10,000             10,000          10,000
31-Mar-98        13,650         12,126             11,395          11,481
30-Jun-98        14,110         13,323             11,771          11,746
30-Sep-98        12,720         12,836             10,600          10,567
31-Dec-98        18,510         19,569             12,858          14,694
31-Mar-99        29,350         22,846             13,498          16,380
30-Jun-99        35,320         25,963             14,450          18,712
30-Sep-99        39,520         27,592             13,548          20,003
31-Dec-99        59,927         41,267             15,564          31,432
31-Mar-00        68,008         47,612             15,920          38,280
30-Jun-00        65,890         45,560             15,497          34,238
30-Sep-00        78,269         42,670             15,347          33,518
31-Dec-00        43,070         29,990             14,146          21,917
31-Mar-01        17,065         23,543             12,469          15,234
30-Jun-01        22,497         26,035             13,199          17,072
30-Sep-01         9,093         16,809             11,262          10,793
31-Dec-01        16,397         22,817             12,465          14,307


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VAN WAGONER FUNDS PERFORMANCE

Van Wagoner Funds PERFORMANCE

Post-Venture Fund
--------------------------------------------------------------------------------

TOTAL RETURN for the periods ended 12/31/01
--------------------------------------------------------------------------------

     ONE YEAR    FIVE YEAR AND AVERAGE ANNUAL SINCE INCEPTION
     (62.14)%                        1.45%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/96 (inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Perform ance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 2001, this index included 2,095 companies, including agricultural, mining, construction, manufacturing, retail/wholesale trade, services, public administration enterprises, health maintenance organizations and companies that do not meet the Nasdaq Biotechnology Index criteria.

The Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

               POST-VENTURE      Nasdaq         Lipper Mid-Cap
                  FUND      Industrial Index  Growth Funds Index

31-Dec-96       10,000           10,000             10,000
31-Mar-97        8,290            9,185              8,846
30-Jun-97        9,670           10,686             10,329
30-Sep-97       11,670           12,433             11,712
31-Dec-97        8,780           11,051             11,134
31-Mar-98       10,070           12,337             12,465
30-Jun-98       10,560           12,097             12,332
30-Sep-98        8,780            9,365              9,971
31-Dec-98       12,080           11,849             12,558
31-Mar-99       18,760           12,610             13,024
30-Jun-99       23,500           14,848             14,591
30-Sep-99       26,450           14,660             14,736
31-Dec-99       40,736           20,407             21,816
31-Mar-00       45,241           22,069             24,927
30-Jun-00       42,994           19,218             22,754
30-Sep-00       51,543           18,680             23,477
31-Dec-00       28,388           13,543             18,296
31-Mar-01       11,347           11,241             14,091
30-Jun-01       14,719           13,865             16,017
30-Sep-01        5,930            9,976             12,116
31-Dec-01       10,747           12,714             14,441

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Micro-Cap Growth Fund
--------------------------------------------------------------------------------

TOTAL RETURN for the periods ended 12/31/01
--------------------------------------------------------------------------------

     ONE YEAR     FIVE YEAR  AVERAGE ANNUAL SINCE INCEPTION
     (40.74)%       6.25%                 9.09%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Perform ance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

The S&P SmallCap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Fund has selected the S&P SmallCap 600 Index as a new benchmark to provide a more accurate comparison of the securities held by the Fund.

The Lipper Small-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

               MICRO-CAP     Russell     S&P SmallCap     Lipper Small-Cap
             GROWTH FUND  2000(R) Index    600 Index     Growth Funds Index

31-Dec-95      10,000       10,000          10,000            10,000
31-Mar-96      12,130       10,510          10,572            10,779
30-Jun-96      13,580       11,036          11,122            11,719
30-Sep-96      12,730       11,073          11,479            11,883
31-Dec-96      12,450       11,649          12,132            11,705
31-Mar-97      10,430       11,047          11,459            10,310
30-Jun-97      11,370       12,838          13,534            12,184
30-Sep-97      13,400       14,748          15,722            14,227
31-Dec-97       9,990       14,254          15,236            13,019
31-Mar-98      10,890       15,688          16,922            14,490
30-Jun-98      10,430       14,957          16,168            13,960
30-Sep-98       8,650       11,947          12,787            10,629
31-Dec-98      11,300       13,891          15,037            13,145
31-Mar-99      15,070       13,138          13,684            12,717
30-Jun-99      20,050       15,181          15,794            14,529
30-Sep-99      23,660       14,221          15,029            14,792
31-Dec-99      34,790       16,844          16,902            21,185
31-Mar-00      42,830       18,037          17,885            24,979
30-Jun-00      42,400       17,356          18,066            23,641
30-Sep-00      47,480       17,547          18,663            23,269
31-Dec-00      28,447       16,335          18,897            19,439
31-Mar-01      14,673       15,273          17,656            15,770
30-Jun-01      17,551       17,455          20,075            18,399
30-Sep-01      10,863       13,826          16,682            13,794
31-Dec-01      16,857       16,741          20,133            16,918

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VAN WAGONER FUNDS PERFORMANCE

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Van Wagoner Funds PERFORMANCE



Emerging Growth Fund
--------------------------------------------------------------------------------

TOTAL RETURN for the periods ended 12/31/01
--------------------------------------------------------------------------------

     ONE YEAR     FIVE YEAR  AVERAGE ANNUAL SINCE INCEPTION
     (59.70)%       1.49%                 5.34%

This chart assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown here and in the table are based on net change in NAV assuming reinvestment of distributions, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Per for mance figures reflect fee waivers in effect and represent past performance, which is no guarantee of future results. In the absence of fee waivers, total return would be reduced. The investment return and principal value of an investment in Van Wagoner Funds will fluctuate so that an investor's shares in the Funds, when redeemed, may be worth more or less than their original cost.

The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 2001, this index included 2,095 companies, including agricultural, mining, construction, manufacturing, retail/wholesale trade, services, public administration enterprises, health maintenance organizations and companies that do not meet the Nasdaq Biotechnology Index criteria.

Lipper Mid-Cap Growth Funds Index includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

                EMERGING         Nasdaq           Lipper Mid-Cap
               GROWTH FUND   Industrial Index   Growth Funds Index

31-Dec-95       10,000           10,000                10,000
31-Mar-96       13,030           10,637                10,599
30-Jun-96       14,970           11,538                11,439
30-Sep-96       14,240           11,523                11,584
31-Dec-96       12,690           11,557                11,346
31-Mar-97       10,330           10,615                10,036
30-Jun-97       11,490           12,350                11,719
30-Sep-97       13,670           14,369                13,288
31-Dec-97       10,150           12,772                12,632
31-Mar-98       10,890           14,257                14,142
30-Jun-98       10,310           13,980                13,991
30-Sep-98        8,090           10,823                11,313
31-Dec-98       10,960           13,694                14,248
31-Mar-99       17,080           14,574                14,777
30-Jun-99       22,530           17,160                16,554
30-Sep-99       26,690           16,942                16,719
31-Dec-99       42,870           23,584                24,751
31-Mar-00       51,010           25,504                28,281
30-Jun-00       50,540           22,210                25,815
30-Sep-00       60,950           21,588                26,636
31-Dec-00       33,910           15,652                20,758
31-Mar-01       13,676           12,992                15,987
30-Jun-01       18,194           16,023                18,173
30-Sep-01        7,275           11,529                13,746
31-Dec-01       13,665           14,694                16,385


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VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND DECEMBER 31, 2001
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

COMMON AND PREFERRED STOCKS  91.26%

           COMPUTER SOFTWARE -
           ENTERPRISE  7.69%
 133,414   Authoria, Inc., Series C*++  $   280,169
 264,022   Docent, Inc.*                    836,950
  50,000   Informatica Corp.*               725,500
  30,000   Peregrine Systems, Inc.*         444,900
  52,300   Stellent, Inc.*                1,545,988
  74,400   Tellme Networks, Inc.,
             Series D*++                     29,760
  74,400   Tellme Networks, Inc.,
             Warrants*++                         --
                                        -----------
                                          3,863,267
                                        -----------

           COMPUTER SOFTWARE -
           INTERNET  12.71%
  65,000   Agile Software Corp.*          1,119,300
 164,159   Blue Pumpkin Software, Inc.,
              Series E*++                         1
   2,591   Blue Pumpkin Software, Inc.,
              Series G*++                         1
 400,000   Interwoven, Inc.*              3,896,000
  62,000   Quest Software, Inc.*          1,370,820
                                        -----------
                                          6,386,122
                                        -----------
           COMPUTER SOFTWARE -
           SECURITY  1.91%
  30,000   Internet Security Systems,
               Inc.*                        961,800
                                        -----------

           COMPUTERS - GRAPHICS  2.66%
  20,000   NVIDIA Corp.*                  1,338,000
                                        -----------

           COMPUTERS - INTEGRATED
           SYSTEMS  0.60%
   5,590   CopperCom, Inc., Common*++            --
  13,003   CopperCom, Inc., Series H-2*++   197,512
  51,788   CopperCom, Inc., Series I*++     101,505
                                        -----------
                                            299,017
                                        -----------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           COMPUTERS - LOCAL
           NETWORKS  12.05%
 114,200   3PARdata, Inc., Series C*++  $   328,382
  47,000   Brocade Communications
              Systems, Inc.*              1,556,640
  15,000   Emulex Corp.*                    592,650
  28,500   Extreme Networks, Inc.*          367,650
 109,300   Finisar Corp.*                 1,111,581
  60,000   McDATA Corp., Class A*         1,470,000
  37,700   Riverstone Networks, Inc.*       625,820
 191,489   Top Layer Networks, Inc.,
               Series D*++                        1
   1,800   Top Layer Networks, Inc.,
               Series E*++                        1
                                        -----------
                                          6,052,725
                                        -----------

           COMPUTERS - MEMORY
           DEVICES  3.23%
 111,500   CommVault Systems, Inc.,
              Series BB*++                  319,559
 154,922   DataCore Software Corp.,
              Series C*++                   336,181
  25,000    Microchip Technology, Inc.*     968,500
                                        -----------
                                          1,624,240
                                        -----------


           COMPUTERS - PERIPHERALS  2.09%
  40,000   Micrel, Inc.*                  1,049,200
                                        -----------

           COMPUTERS - SERVICES  1.60%
 130,100   StorageNetworks, Inc.*           804,018
                                        -----------

           COMPUTERS - SOFTWARE  5.27%
  28,000   BEA Systems, Inc.*               431,200
  67,000   Manugistics Group, Inc.*       1,412,360
  20,000   PeopleSoft, Inc.*                804,000
                                        -----------
                                          2,647,560
                                        -----------

           ELECTRONICS - MISCELLANEOUS
           COMPONENTS  2.30%
  60,000   RF Micro Devices, Inc.*        1,153,800
                                        -----------

           ELECTRONICS - PARTS
           DISTRIBUTION  2.50%
  35,000   Marvell Technology Group Ltd.* 1,253,700
                                        -----------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
--------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           ELECTRONICS - SEMICONDUCTOR
           MANUFACTURING  11.92%
  40,000   Altera Corp.*                $   848,800
  30,000   Amkor Technology, Inc.*          480,900
 247,600   Bandwidth9, Inc., Series F*++    569,480
  30,000   Conexant Systems, Inc.*          430,800
  30,000   Intersil Corp.*                  967,500
  35,000   QLogic Corp.*                  1,557,850
 193,200   SandCraft, Inc., Series C*++     309,120
  23,000   Semtech Corp.*                   820,870
                                        -----------
                                          5,985,320
                                        -----------

           INTERNET - NETWORK
           SECURITY/SOLUTIONS  3.26%
  37,000   Check Point Software
              Technologies Ltd.*          1,475,930
  82,100   Mirapoint, Inc., Series D*++     160,095
                                        -----------
                                          1,636,025
                                        -----------

           MEDICAL - BIOMEDICAL/
           GENETICS  8.78%
  50,000   Abgenix, Inc.*                 1,682,000
 106,900   Athersys, Inc., Series A*++      320,700
  20,000   Cephalon, Inc.*                1,511,700
  15,000   Genzyme Corp.*                   897,900
                                        -----------
                                          4,412,300
                                        -----------

           PHARMACEUTICALS  1.37%
  10,000   IDEC Pharmaceuticals Corp.*      689,300
                                        -----------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

            TELECOMMUNICATIONS -
            EQUIPMENT  9.29%
   25,000   Advanced Fibre
               Communications, Inc.*    $   441,750
  241,900   Calient Networks, Inc.,
               Series D*++                  436,932
   45,000   CIENA Corp.*                    643,950
  703,600   Hyperchip, Inc., Series 1
               Class C*++                   619,168
   15,000   Juniper Networks, Inc.*         284,250
   44,458   Kestrel Solutions, Inc.,
               Series D*++                        1
  243,500   Lynx Photonic Networks, Inc.,
               Series E*++                  267,546
  252,921   Mahi Networks, Inc.,
               Series C*++                  177,500
  211,800   Metro-Optix, Inc., Series C*++  499,848
  276,100   Nayna Networks, Inc.,
               Series B*++                  310,613
  136,900   Novera Optics, Inc.,
               Series C*++                  332,667
   57,500   ONI Systems Corp.*              360,525
  253,400   Portera Systems, Series G-2*++  132,528
  214,542   Turin Networks, Inc., Series C  159,512
                                        -----------
                                          4,666,790
                                        -----------

            TELECOMMUNICATIONS -
            SERVICES  2.03%
68,000      Micromuse, Inc.*              1,020,000
                                        -----------

            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $63,958,408)           45,843,184
                                        -----------


PRINCIPAL
AMOUNT
---------


SHORT-TERM INVESTMENTS  6.84%

$3,433,923  UMB Bank, n.a.,
            Money Market Fiduciary        3,433,923
                                        -----------

            TOTAL SHORT-TERM INVESTMENTS
            (cost $3,433,923)             3,433,923
                                        -----------

            TOTAL INVESTMENTS  98.10%
            (cost $67,392,331)           49,277,107

            Other Assets less
               Liabilities 1.90%            953,873
                                        -----------

NET ASSETS 100.00%                      $50,230,980
                                        ===========

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MID-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2001, the value of the Fund's restricted securities was $5,888,782 or 11.72% of net assets.


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
3PARdata, Inc., Series C                      May 01                     114,200                $   656,737
Athersys, Inc., Series A                    October 00                   106,900                  1,336,250
Authoria, Inc., Series C                      May 00                     133,414                  1,041,963
Bandwidth9, Inc., Series F                  November 00                  247,600                  2,277,920
Blue Pumpkin Software, Inc., Series E         July 00                    164,159                  1,200,002
Blue Pumpkin Software, Inc., Series G         July 01                      2,591                     10,001
Calient Networks, Inc., Series D            December 00                  241,900                  1,747,728
CommVault Systems, Inc., Series BB          November 00                  111,500                  1,349,150
CopperCom, Inc., Common                       June 01                      5,590                         --
CopperCom, Inc., Series H-2                   June 00                     13,003                    749,999
CopperCom, Inc., Series I                     June 01                     51,788                    385,303
DataCore Software Corp., Series C             May 00                     154,922                  1,066,878
Hyperchip, Inc., Series 1 Class C          September 00                  703,600                    619,168
Kestrel Solutions, Inc., Series D           January 00                    44,458                    578,911
Lynx Photonic Networks, Inc., Series E      January 01                   243,500                  2,140,365
Mahi Networks, Inc., Series C               November 01                  252,921                    177,500
Metro-Optix, Inc., Series C                   July 01                    211,800                    499,848
Mirapoint, Inc, Series D                    October 00                    82,100                  1,255,309
Nayna Networks, Inc., Series B              December 00                  276,100                  1,242,450
Novera Optics, Inc., Series C               February 01                  136,900                    332,667
Portera Systems, Series G-2                September 00                  253,400                    848,890
SandCraft, Inc., Series C                   December 00                  193,200                    562,212
Tellme Networks, Inc., Series D            September 00                   74,400                  1,090,109
Tellme Networks, Inc., Warrants            September 00                      TBD                         --
Top Layer Networks, Inc., Series D            July 00                    191,489                    449,999
Top Layer Networks, Inc., Series E           April 01                      1,800                      4,860
Turin Networks, Inc., Series C                July 00                    214,542                    900,004
-----------------------------------------------------------------------------------------------------------

TBD - Shares to be determined if and when there is an initial public offering.

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

COMMON AND PREFERRED STOCKS  97.79%

            COMPUTER SOFTWARE -
            DESKTOP  0.35%
  370,000   Oblix Inc., Series E*++      $466,200
                                      -----------

            COMPUTER SOFTWARE -
            ENTERPRISE  20.89%
  95,000    Acta Technology, Inc.,
               Series C-1*++                149,150
 104,603    Acta Technology, Inc.,
               Series D-1*++                164,227
 370,200    Actuate Corp.*                1,950,954
 223,100    Ariba, Inc.*                  1,374,296
 196,106    Authoria, Inc., Series C*++     411,823
 140,888    Comergent Technologies, Inc.,
               Series B*++                        1
 621,836    Docent, Inc.*                 1,971,220
  16,000    Event411, Inc., Series A*++           1
 125,990    Event411, Inc., Series B*++           1
5,260,743   Icarian, Inc., Series D-1*++  2,630,372
   4,434    Icarian, Inc., Series D
               Warrants*++                       --
 305,932    Icarian, Inc., Series E-1*++    152,966
  33,992    Icarian, Inc., Series E
               Warrants*++                       --
1,282,800   Icarian, Inc., Series F*++      641,400
 319,700    Informatica Corp.*            4,638,847
  65,000    Lawson Software, Inc.*        1,023,750
 230,950    OPNET Technologies, Inc.*     3,327,989
   5,400    SeeBeyond Technology Corp.*      52,380
 325,450    Stellent, Inc.*               9,620,302
  91,800    Tellme Networks, Inc.,
               Series D*++                   36,720
     TBD    Tellme Networks, Inc.,
               Warrants*++                       --
                                        -----------
                                         28,146,399
                                        -----------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           COMPUTER SOFTWARE -
           INTERNET  31.76%
 170,000   Agile Software Corp.*       $  2,927,400
 343,973   Blue Pumpkin Software, Inc.,
              Series E*++                         1
   5,429   Blue Pumpkin Software, Inc.,
              Series G*++                         1
 169,350   Centra Software, Inc.*         1,354,800
 537,800   Embarcadero Technologies,
              Inc.*                      13,014,760
 811,200   I-many, Inc.*                  7,828,080
  17,250   iManage, Inc.*                   136,102
 931,098   Interwoven, Inc.*              9,068,895
 295,000   MatrixOne, Inc.*               3,832,050
 110,800   Quest Software, Inc.*          2,449,788
 609,971   ScreamingMedia, Inc.*          1,341,935
 132,850   Support.com, Inc.*               832,970
                                        -----------
                                         42,786,782
                                        -----------

           COMPUTER SOFTWARE -
           SECURITY  1.29%
  84,651   Netegrity, Inc.*               1,638,843
   4,550   NetScreen Technologies, Inc.*    100,692
                                        -----------
                                          1,739,535
                                        -----------

           COMPUTERS - INTEGRATED
           SYSTEMS  0.44%
  11,181   CopperCom, Inc., Common*++            --
  26,006   CopperCom, Inc., Series H-2*++   395,024
 103,576   CopperCom, Inc., Series I*++     203,009
                                        -----------
                                            598,033
                                        -----------

           COMPUTERS - LOCAL
           NETWORKS  13.15%
 241,800   3PARdata, Inc., Series C*++      695,296
 123,442   ANDA Networks, Inc., Series D*++  44,192
  99,200   Brocade Communications
              Systems, Inc.*              3,285,504
  82,400   Emulex Corp.*                  3,255,624
  80,000   Extreme Networks, Inc.*        1,032,000
 312,100   Finisar Corp.*                 3,174,057
 137,200   McDATA Corp., Class A*         3,361,400
 171,400   Riverstone Networks, Inc.*     2,845,240
  13,825   Sitara Networks, Inc.,
              Common Stock*++                16,797
 217,600   Top Layer Networks, Inc.,
              Series C*++                         1
 276,596   Top Layer Networks, Inc.,
              Series D*++                         1
   4,600   Top Layer Networks, Inc.,
              Series E*++                         1
                                        -----------
                                         17,710,113
                                        -----------

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           COMPUTERS - MEMORY
           DEVICES  3.12%
 213,684   CommVault Systems, Inc.,
              Series AA*++              $   612,418
 154,300   CommVault Systems, Inc.,
              Series BB*++                  442,224
 160,437   DataCore Software Corp.,
              Series C*++                   348,148
  75,000   EMC Corp.*                     1,008,000
  40,000   VERITAS Software Corp.*        1,793,200
                                        -----------
                                          4,203,990
                                        -----------

           COMPUTERS - SERVICES  1.77%
 385,900   StorageNetworks, Inc.*         2,384,862
                                        -----------

           COMPUTERS - SOFTWARE  2.81%
 179,800   Manugistics Group, Inc.*       3,790,184
                                        -----------

           ELECTRICAL - MEASURING
           INSTRUMENTS  1.46%
 176,800   StockerYale, Inc., Class B*    1,960,712
                                        -----------

           ELECTRICAL PRODUCTS -
           MISCELLANEOUS  0.58%
  45,600   Powerwave Technologies, Inc.*    787,968
                                        -----------

           ELECTRONICS - MISCELLANEOUS
           COMPONENTS  1.50%
 105,000   RF Micro Devices, Inc.*        2,019,150
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           EQUIPMENT  2.12%
  75,000   LTX Corp.*                     1,570,500
  75,000   Taiwan Semiconductor
              Manufacturing Co. ADR*      1,287,750
                                        -----------
                                          2,858,250
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           MANUFACTURING  4.14%
 386,300   Bandwidth9, Inc., Series F*++    888,490
  45,000   Exar Corp.*                      938,250
  73,000   QLogic Corp.*                  3,249,230
 195,000   SandCraft, Inc., Series B*++     312,000
 119,100   SandCraft, Inc., Series C*++     190,560
                                        -----------
                                          5,578,530
                                        -----------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           INTERNET - NETWORK SECURITY/
           SOLUTIONS  1.13%
  30,000   Check Point Software
              Technologies Ltd.*         $1,196,700
 169,200   Mirapoint, Inc. Series D*++      329,940
                                        -----------
                                          1,526,640
                                        -----------

           INTERNET - SERVICE PROVIDER/
           CONTENT  0.00%
  1,067    iBEAM Broadcasting Corp.*             27
                                        -----------

           MEDICAL - BIOMEDICAL/
           GENETICS  0.63%
 216,900   Athersys, Inc., Series A*++      650,700
  64,276   Athersys, Inc., Series F*++      192,828
                                        -----------
                                            843,528
                                        -----------

           TELECOMMUNICATIONS -
           EQUIPMENT  6.66%
 448,300   Calient Networks, Inc.,
               Series D*++                  809,742
 795,361   Hyperchip, Inc., Series 1
               Class C*++                   699,918
  95,765   Kestrel Solutions, Inc.,
               Series D*++                        1
 253,000   Lynx Photonic Networks, Inc.,
               Series E*++                  277,984
 467,989   Mahi Networks, Inc.,
               Series B-2*++                328,435
 540,200   Metro-Optix, Inc., Series C*++ 1,274,872
 575,500   Nayna Networks, Inc.,
               Series B*++                  647,438
 154,900   Novera Optics, Inc., Series C*++ 376,407
3,920,627  Portera Systems, Series E-1*++ 2,050,487
 209,883   Portera Systems, Series E-2*++   109,769
 249,700   Portera Systems, Series G-2*++   130,593
1,839,406  Portera Systems, Series H*++     962,009
 784,500   Silicon Access Networks, Inc.,
               Series E*++                  470,700
 429,082   Turin Networks, Inc.,
               Series C*++                  319,022
 404,437   Turin Networks, Inc.,
               Series D*++                  300,699
 300,000   Vertical Networks, Inc.,
               Series E*++                  144,000
 133,685   Vertical Networks, Inc.,
               Series F*++                   64,169
                                        -----------
                                          8,966,245
                                        -----------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER TECHNOLOGY FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

            TELECOMMUNICATIONS -
            SERVICES  3.99%
4,699,990   Arbinet-thexchange, Inc.,
               Series D-1*++             $  733,101
3,759,989   Arbinet-thexchange, Inc.,
               Series E*++                  586,484
  270,200   Micromuse, Inc.*              4,053,000
                                        -----------
                                          5,372,585
                                        -----------

            TOTAL COMMON AND
            PREFERRED STOCKS
            (cost $164,184,734)         131,739,733
                                        -----------

PRINCIPAL
AMOUNT                                     VALUE
---------------------------------------------------

SHORT-TERM INVESTMENTS  1.22%

$1,651,993  UMB Bank, n.a.,
            Money Market Fiduciary       $1,651,993
                                        -----------

            TOTAL SHORT-TERM INVESTMENTS
            (cost $1,651,993)             1,651,993

            TOTAL INVESTMENTS  99.01%
            (cost $165,836,727)          133,391,726

            Other Assets less
               Liabilities 0.99%           1,328,710
                                        ------------

NET ASSETS  100.00%                     $134,720,436
                                        ============

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2001, the value of the Fund's restricted securities was $20,260,322 or 15.04% of net assets. The Fund's statement of additional information provides that if a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
-----------------------------------------------------------------------------------------------------------
3PARdata, Inc., Series C                      May 01                     241,800                 $1,390,534
Acta Technology, Inc., Series C-1             July 99                     95,000                    475,000
Acta Technology, Inc., Series D-1             June 00                    104,603                    750,004
ANDA Networks, Inc., Series D                March 00                    123,442                  1,693,624
Arbinet-thexchange, Inc., Series D-1         March 00                  4,699,990                  1,466,644
Arbinet-thexchange, Inc., Series E            July 01                  3,759,989                  1,173,322
Athersys, Inc., Series A                     October 00                  216,900                  2,711,250
Athersys, Inc., Series F                     March 00                     64,276                    771,312
Authoria, Inc., Series C                      May 00                     196,106                  1,531,588
Bandwidth9, Inc., Series F                  November 00                  386,300                  3,553,960
Blue Pumpkin Software, Inc., Series E   March 00 - July 00               343,973                  2,514,443
Blue Pumpkin Software, Inc., Series G         July 01                      5,429                     20,956
Calient Networks, Inc., Series D            December 00                  448,300                  3,238,968
Comergent Technologies, Inc., Series B      January 00                   140,888                  1,211,637
CommVault Systems, Inc., Series AA           April 00                    213,684                  1,224,815
CommVault Systems, Inc., Series BB          November 00                  154,300                  1,867,030


See notes to financial statements.

1-800-228-2121

VAN WAGONER TECHNOLOGY FUND (CONT'D.) DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
-----------------------------------------------------------------------------------------------------------
CopperCom, Inc., Common                       June 01                     11,181                        --
CopperCom, Inc., Series H-2                   June 00                     26,006                 $1,499,997
CopperCom, Inc., Series I                     June 01                    103,576                    770,605
DataCore Software Corp., Series C             May 00                     160,437                  1,104,854
Event411, Inc., Series A                     June 99                      16,000                    480,000
Event411, Inc., Series B                      June 00                    125,990                    254,500
Hyperchip, Inc., Series 1 Class C          September 00                  795,361                    699,918
Icarian, Inc., Series D-1                    March 00                  5,260,743                  2,630,372
Icarian, Inc., Series D Warrants              May 01                       4,434                         --
Icarian, Inc., Series E-1                    March 01                    305,932                    152,966
Icarian, Inc., Series E Warrants              May 01                      33,992                         --
Icarian, Inc., Series F                     November 01                1,282,800                    641,400
Kestrel Solutions, Inc., Series D           January 00                    95,765                  1,247,006
Lynx Photonic Networks, Inc., Series E      January 01                   253,000                  2,223,870
Mahi Networks, Inc., Series B-2               May 00                     467,989                    328,435
Metro-Optix, Inc., Series C                   July 01                    540,200                  1,274,872
Mirapoint, Inc, Series D                    October 00                   169,200                  2,587,068
Nayna Networks, Inc., Series B              December 00                  575,500                  2,589,750
Novera Optics, Inc., Series C               February 01                  154,900                    376,407
Oblix, Inc., Series E                        August 00                   370,000                  1,561,659
Portera Systems, Series E-1                February 00                 3,920,627                  2,051,037
Portera Systems, Series E-2                February 00                   209,883                  1,085,095
Portera Systems, Series G-2                September 00                  249,700                    836,495
Portera Systems, Series H                    August 01                 1,839,406                    962,266
SandCraft, Inc., Series B                   October 99                   195,000                    481,650
SandCraft, Inc., Series C                   December 00                  119,100                    346,581
Silicon Access Networks, Inc., Series E     December 01                  784,500                    470,700
Sitara Networks, Inc., Common  Stock     July 99 - June 00                13,825                    847,249
Tellme Networks, Inc., Series D            September 00                   91,800                  1,345,054
Tellme Networks, Inc., Warrants            September 00                      TBD                         --
Top Layer Networks, Inc., Series C      August 99 - June 01              217,600                    339,456
Top Layer Networks, Inc., Series D            July 00                    276,596                    650,000
Top Layer Networks, Inc., Series E           April 01                      4,600                     12,420
Turin Networks, Inc., Series C               July 00                     429,082                  1,799,999
Turin Networks, Inc., Series D              December 01                  404,437                    300,698
Vertical Networks, Inc., Series E             May 99                     300,000                    600,000
Vertical Networks, Inc., Series F             June 01                    133,685                    451,855
-----------------------------------------------------------------------------------------------------------

TBD - Shares to be determined if and when there is an initial public offering.

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

COMMON AND PREFERRED STOCKS  100.15%

           COMPUTER SOFTWARE -
           DESKTOP  0.34%
 445,000   Oblix, Inc. - Series E*++      $ 560,700
                                        -----------

           COMPUTER SOFTWARE -
           ENTERPRISE  20.63%
 120,000   Acta Technology, Inc.,
               Series C-1*++                188,400
 106,331   Acta Technology, Inc.,
               Series D-1*++                166,940
 459,100   Actuate Corp.*                 2,419,457
 280,000   Ariba, Inc.*                   1,724,800
 206,968   Authoria, Inc., Series C*++      434,633
 124,968   Comergent Technologies, Inc.,
              Series B*++                         1
 861,496   Docent, Inc.*                  2,730,942
  20,000   Event411, Inc., Series A*++            1
 121,535   Event411, Inc., Series B*++            1
5,830,234  Icarian, Inc., Series D-1*++   2,915,117
   4,913   Icarian, Inc., Series D
                                   Warrants*++   --
 339,048   Icarian, Inc., Series E-1*++     169,524
  37,672   Icarian, Inc., Series E
                                   Warrants*++   --
1,643,600  Icarian, Inc., Series F*++       821,800
 402,800   Informatica Corp.*             5,844,628
  80,000   Lawson Software, Inc.*         1,260,000
 311,850   OPNET Technologies, Inc.*      4,493,759
 150,950   SeeBeyond Technology Corp.*    1,464,215
 326,750   Stellent, Inc.*                9,658,730
 107,500   Tellme Networks, Inc.,
               Series D*++                   43,000
     TBD   Tellme Networks, Inc.,
               Warrants*++                       --
                                        -----------
                                         34,335,948
                                        -----------

           COMPUTER SOFTWARE -
           INTERNET  33.90%
 210,000   Agile Software Corp.*          3,616,200
 410,902   Blue Pumpkin Software, Inc.,
              Series E*++                         1
   6,485   Blue Pumpkin Software, Inc.,
              Series G*++                         1
 234,800   Centra Software, Inc.*         1,878,400
 728,400   Embarcadero Technologies,
              Inc.*                      17,627,280
 980,700   I-many, Inc.*                  9,463,755
  21,550   iManage, Inc.*                   170,030


NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           COMPUTER SOFTWARE -
           INTERNET  (CONT'D.)
1,104,640  Interwoven, Inc.*            $10,759,194
  486,700  MatrixOne, Inc.*               6,322,233
   18,000  Portal Software, Inc.*            37,440
  127,200  Quest Software, Inc.*          2,812,392
1,271,971  ScreamingMedia, Inc.*          2,798,335
  149,100  Support.com, Inc.*               934,857
                                        -----------
                                         56,420,118
                                        -----------

           COMPUTER SOFTWARE -
           SECURITY  1.14%
  91,519   Netegrity, Inc.*               1,771,808
   5,700   NetScreen Technologies, Inc.*    126,141
                                        -----------
                                          1,897,949
                                        -----------

           COMPUTERS - INTEGRATED
           SYSTEMS  0.42%
  13,046   CopperCom, Inc., Common*++            --
  30,340   CopperCom, Inc., Series H-2*++   460,861
 120,858   CopperCom, Inc., Series I*++     236,882
                                        -----------
                                            697,743
                                        -----------

           COMPUTERS - LOCAL
           NETWORKS  13.24%
 271,500   3PARdata, Inc., Series C*++      780,698
 134,403   ANDA Networks, Inc., Series D*++  48,116
 124,400   Brocade Communications
              Systems, Inc.*              4,120,128
 103,400   Emulex Corp.*                  4,085,334
 100,000   Extreme Networks, Inc.*        1,290,000
 391,400   Finisar Corp.*                 3,980,538
 170,200   McDATA Corp., Class A*         4,169,900
 213,200   Riverstone Networks, Inc.*     3,539,120
  15,916   Sitara Networks, Inc.,
              Common Stock*++                19,338
 307,800   Top Layer Networks, Inc.,
                                     Series C*++  1
 297,872   Top Layer Networks, Inc.,
                                     Series D*++  1
   5,600   Top Layer Networks, Inc.,
                                     Series E*++  1
                                        -----------
                                         22,033,175
                                        -----------

See notes to financial statements.

1+800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           COMPUTERS - MEMORY
           DEVICES  0.85%
 189,014   CommVault Systems, Inc.,
              Series AA*++              $   541,714
 184,000   CommVault Systems, Inc.,
              Series BB*++                  527,344
 161,777   DataCore Software Corp.,
              Series C*++                   351,056
                                        -----------
                                          1,420,114
                                        -----------

           COMPUTERS - SERVICES  2.22%
 599,200   StorageNetworks, Inc.*         3,703,056
                                        -----------

           COMPUTERS - SOFTWARE  2.46%
 194,200   Manugistics, Group, Inc.*      4,093,736
                                        -----------

           ELECTRICAL - MEASURING
           INSTRUMENTS  1.42%
 212,700   StockerYale, Inc.*             2,358,843
                                        -----------

           ELECTRICAL PRODUCTS -
           MISCELLANEOUS  0.58%
  56,500   Powerwave Technologies, Inc.*    976,320
                                        -----------

           ELECTRONICS - MISCELLANEOUS
           COMPONENTS  1.39%
 120,000   RF Micro Devices, Inc.*        2,307,600
                                        -----------

           ELECTRONICS - PARTS
           DISTRIBUTION  1.45%
  67,300   Marvell Technology Group Ltd.* 2,410,686
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           EQUIPMENT  0.55%
  20,000   Photon Dynamics, Inc.*           913,000
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           MANUFACTURING  5.70%
 110,800   02Micro International Ltd.*    2,664,740
 459,300   Bandwidth9, Inc., Series F*++  1,056,390
  52,500   Exar Corp.*                    1,094,625
  91,600   QLogic Corp.*                  4,077,116
 195,000   SandCraft, Inc., Series B*++     312,000
 176,600   SandCraft, Inc., Series C*++     282,560
                                        -----------
                                          9,487,431
                                        -----------

NUMBER
OF SHARES                                   VALUE
---------------------------------------------------

           INTERNET - NETWORK SECURITY/
           SOLUTIONS  1.20%
  40,000   Check Point Software
              Technologies Ltd.*       $  1,595,600
 204,500   Mirapoint, Inc. Series D*++      398,775
                                        -----------
                                          1,994,375
                                        -----------

           INTERNET - SERVICE PROVIDER/
           CONTENT  0.00%
   1,155   iBEAM Broadcasting Corp.*             29
                                        -----------

           MEDICAL - BIOMEDICAL/
           GENETICS  0.58%
 253,300   Athersys, Inc., Series A*++      759,900
  69,219   Athersys, Inc., Series F*++      207,657
                                        -----------
                                            967,557
                                        -----------

           TELECOMMUNICATIONS -
           EQUIPMENT  8.32%
 528,500   Calient Networks, Inc.,
              Series D*++                   954,603
 880,700   Hyperchip, Inc., Series 1
              Class C*++                    775,016
  78,930   Kestrel Solutions, Inc., Series D*++   1
 289,600   Lynx Photonic Networks, Inc.,
              Series E*++                   318,198
 484,764   Mahi Networks, Inc.,
              Series B-2*++                 340,207
2,353,947  Mahi Networks, Inc.,
              Series C*++                 1,652,000
 540,300   Metro-Optix, Inc., Series C*++ 1,275,108
  73,100   Microtune, Inc.*               1,714,926
 664,200   Nayna Networks, Inc.,
              Series B*++                   747,225
 184,000   Novera Optics, Inc.,
              Series C*++                   447,120
3,549,875  Portera Systems, Series E-1*++ 1,856,585
 190,036   Portera Systems, Series E-2*++    99,389
 278,500   Portera Systems, Series G-2*++   145,656
1,746,800  Portera Systems, Series H*++     913,576
1,193,000  Silicon Access Networks, Inc.,
              Series E*++                   715,800
 500,596   Turin Networks, Inc.,
              Series C*++                   372,193
1,735,366  Turin Networks, Inc.,
              Series D*++                 1,290,245
 350,000   Vertical Networks, Inc.,
              Series E*++                   168,000
 141,291   Vertical Networks, Inc.,
              Series F*++                    67,820
                                        -----------
                                         13,853,668
                                        -----------

See notes to financial statements.

1-800-228-2121

VAN WAGONER POST-VENTURE FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           TELECOMMUNICATIONS -
           SERVICES  3.76%
5,148,098  Arbinet-thexchange, Inc.,
              Series D-1*++               $ 802,996
4,118,475  Arbinet-thexchange, Inc.,
              Series E*++                   642,392
  321,100  Micromuse, Inc.*               4,816,500
                                        -----------
                                          6,261,888
                                        -----------

           TOTAL COMMON AND
           PREFERRED STOCKS
           (cost $216,896,063)          166,693,936
                                        -----------

           TOTAL INVESTMENTS  100.15%
           (cost $216,896,063)          166,693,936

           Liabilities less
           Other Assets (0.15)%           (248,668)
                                        -----------

NET ASSETS 100.00%                     $166,445,268
                                       ============

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2001, the value of the Fund's restricted securities was $24,867,543 or 14.94% of net assets.


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
3PARdata, Inc., Series C                      May 01                     271,500                $1,561,332
Acta Technology, Inc., Series C-1             July 99                    120,000                   600,000
Acta Technology, Inc., Series D-1             June 00                    106,331                   762,393
ANDA Networks, Inc., Series D                March 00                    134,403                 1,844,009
Arbinet-thexchange, Inc., Series D-1         March 00                  5,148,098                 1,606,478
Arbinet-thexchange, Inc., Series E            July 01                  4,118,475                 1,285,172
Athersys, Inc., Series A                     October 00                  253,300                 3,166,250
Athersys, Inc., Series F                     March 00                     69,219                   830,628
Authoria, Inc., Series C                      May 00                     206,968                 1,616,420
Bandwidth9, Inc., Series F                  November 00                  459,300                 4,225,560
Blue Pumpkin Software, Inc., Series E   March 00 - July 00               410,902                 3,003,694

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
Blue Pumpkin Software, Inc., Series G         July 01                      6,485              $     25,032
Calient Networks, Inc., Series D            December 00                  528,500                 3,818,413
Comergent Technologies, Inc., Series B      January 00                   124,968                 1,074,725
CommVault Systems, Inc., Series AA           April 00                    189,014                 1,083,409
CommVault Systems, Inc., Series BB          November 00                  184,000                 2,226,400
CopperCom, Inc., Common                       June 01                     13,046                        --
CopperCom, Inc., Series H-2                   June 00                     30,340                 1,749,997
CopperCom, Inc., Series I                     June 01                    120,858                   899,184
DataCore Software Corp., Series C             May 00                     161,777                 1,114,084
Event411, Inc., Series A                     June 99                      20,000                   600,000
Event411, Inc., Series B                      June 00                    121,535                   245,501
Hyperchip, Inc., Series 1 Class C          September 00                  880,700                   775,016
Icarian, Inc., Series D-1                    March 00                  5,830,234                 2,915,117
Icarian, Inc., Series D Warrants              May 01                       4,913                        --
Icarian, Inc., Series E-1                    March 01                    339,048                   169,524
Icarian, Inc., Series E Warrants              May 01                      37,672                        --
Icarian, Inc., Series F                     November 01                1,643,600                   821,800
Kestrel Solutions, Inc., Series D           January 00                    78,930                 1,027,788
Lynx Photonic Networks, Inc., Series E      January 01                   289,600                 2,545,584
Mahi Networks, Inc., Series B-2               May 00                     484,764                   340,207
Mahi Networks, Inc., Series C               November 01                2,353,947                 1,652,000
Metro-Optix, Inc., Series C                   July 01                    540,300                 1,275,108
Mirapoint, Inc., Series D                   October 00                   204,500                 3,126,805
Nayna Networks, Inc., Series B              December 00                  664,200                 2,988,900
Novera Optics, Inc., Series C               February 01                  184,000                   447,120
Oblix, Inc., Series E                        August 00                   445,000                 1,878,212
Portera Systems, Series E-1                February 00                 3,549,875                 1,857,080
Portera Systems, Series E-2                February 00                   190,036                   982,486
Portera Systems, Series G-2                September 00                  278,500                   932,975
Portera Systems, Series H                    August 01                 1,746,800                   913,823
SandCraft, Inc., Series B                   October 99                   195,000                   481,650
SandCraft, Inc., Series C                   December 00                  176,600                   513,906
Silicon Access Networks, Inc., Series E     December 01                1,193,000                   715,800
Sitara Networks, Inc., Common Stock      July 99 - June 00                15,916                   903,502
Tellme Networks, Inc., Series D            September 00                  107,500                 1,575,090
Tellme Networks, Inc., Warrants            September 00                      TBD                        --
Top Layer Networks, Inc., Series C      August 99 - June 01              307,800                   480,168
Top Layer Networks, Inc., Series D            July 00                    297,872                   699,999
Top Layer Networks, Inc., Series E           April 01                      5,600                    15,120
Turin Networks, Inc., Series C               July 00                     500,596                 2,100,000
Turin Networks, Inc., Series D              December 01                1,735,366                 1,290,244
Vertical Networks, Inc., Series E             May 99                     350,000                   700,000
Vertical Networks, Inc., Series F            June 01                     141,291                   477,564
----------------------------------------------------------------------------------------------------------

TBD - Shares to be determined if and when there is an initial public offering.

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

COMMON AND PREFERRED STOCKS  83.16%

           COMMERCIAL SERVICES -
           SECURITY/SAFETY  0.94%
 145,000   Wireless Facilities Inc.*       $975,850

           COMPUTER SOFTWARE -
           DESKTOP  0.15%
 125,000   Oblix, Inc., Series E*++         157,500

           COMPUTER SOFTWARE -
           ENTERPRISE  8.46%
  95,000   Acta Technology, Inc.,
              Series C-1*++                 149,150
   9,066   Acta Technology, Inc.,
              Series D-1*++                  14,234
 300,000   Actuate Corp.*                 1,581,000
  28,010   Authoria, Inc., Series C*++       58,821
  71,386   Comergent Technologies, Inc.,
              Series B*++                         1
 102,882   Docent, Inc.*                    326,136
 110,000   E.piphany, Inc.*                 958,100
  13,000   Event411, Inc., Series A*++            1
2,616,791  Icarian, Inc., Series D-1*++   1,308,395
   2,205   Icarian, Inc., Series D
              Warrants*++                        --
 152,176   Icarian, Inc., Series E-1*++      76,088
  16,908   Icarian, Inc., Series E
              Warrants*++                        --
 796,600   Icarian, Inc., Series F*++       398,300
 170,000   OPNET Technologies, Inc.*      2,449,700
 150,000   SeeBeyond Technology Corp.*    1,455,000
  37,200   Tellme Networks, Inc.,
              Series D*++                    14,880
     TBD   Tellme Networks, Inc.,
              Warrants*++                        --
                                        -----------
                                          8,789,806
                                        -----------

           COMPUTER SOFTWARE -
           INTERNET  10.75%
  80,000   Agile Software Corp.*          1,377,600
 144,422   Blue Pumpkin Software, Inc.,
              Series E*++                         1
   2,279   Blue Pumpkin Software, Inc.,
              Series G*++                         1
 111,300   Centra Software, Inc.*           890,400
 330,000   Digital Impact, Inc.*            478,500
  40,000   Embarcadero Technologies, Inc.*  968,000
 250,000   I-many, Inc.*                  2,412,500
 110,000   iManage, Inc.*                   867,900


NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           COMPUTER SOFTWARE -
           INTERNET  (CONT'D.)
 100,000   Interwoven, Inc.*          $     974,000
 135,000   MatrixOne, Inc.*               1,753,650
 161,905   ScreamingMedia, Inc., Class B*   356,191
 175,000   Support.com, Inc.*             1,097,250
                                        -----------
                                         11,175,993
                                        -----------

           COMPUTER SOFTWARE -
           SECURITY  0.71%
  38,239   Netegrity, Inc.*                 740,307
                                        -----------

           COMPUTERS - GRAPHICS  1.30%
 60,000    Nassda Corp.*                  1,349,400
                                        -----------

           COMPUTERS - INTEGRATED
           SYSTEMS  1.98%
  55,000   Computer Network
              Technology Corp.*             978,450
   3,729   CopperCom, Inc., Common*++            --
   8,669   CopperCom, Inc., Series H-2*++   131,674
  34,535   CopperCom, Inc., Series I*++      67,689
 300,000   SimpleTech, Inc.*                885,000
                                        -----------
                                          2,062,813
                                        -----------

           COMPUTERS - LOCAL
           NETWORKS  3.26%
  99,400   3PARdata, Inc., Series C*++      285,825
  55,453   ANDA Networks, Inc., Series D*++  19,852
  30,000   Emulex Corp.*                  1,185,300
  50,000   Extreme Networks, Inc.*          645,000
  75,000   Riverstone Networks, Inc.*     1,245,000
  10,000   Sitara Networks, Inc.,
              Common Stock*++                12,150
 350,300   Top Layer Networks, Inc.,
              Series C*++                         1
   3,100   Top Layer Networks, Inc.,
              Series E*++                         1
                                        -----------
                                          3,393,129
                                        -----------

           COMPUTERS - MEMORY
           DEVICES  0.33%
  56,130   CommVault Systems, Inc.,
              Series AA*++                  160,869
  59,900   CommVault Systems, Inc.,
              Series BB*++                  171,673
   3,419   DataCore Software Corp.,
              Series C*++                     7,418
                                        -----------
                                            339,960
                                        -----------


See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           COMPUTERS - PERIPHERALS  1.29%
  90,000   Concurrent Computer Corp.*    $1,336,500
                                        -----------

           COMPUTERS - SOFTWARE  5.10%
  75,000   JDA Software Group, Inc.*      1,676,250
  75,000   Mechanical Dynamics, Inc.*       738,750
  60,000   PDF Solutions, Inc.*           1,260,000
  47,500   SeaChange International, Inc.* 1,620,700
                                        -----------
                                          5,295,700
                                        -----------

           ELECTRICAL - MEASURING
           INSTRUMENTS  0.96%
  90,000   StockerYale Inc.*                998,100
                                        -----------

           ELECTRICAL PRODUCTS  1.43%
  65,000   Power Integrations, Inc.*      1,484,600
                                        -----------

           ELECTRONICS - LASER SYSTEMS/
           COMPONENTS  0.87%
  30,000   Electro Scientific Industries,
               Inc.*                        900,300
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           EQUIPMENT  3.25%
  50,000   ATMI, Inc.*                    1,192,500
  50,000   LTX Corp.*                     1,047,000
  25,000   Photon Dynamics, Inc.*         1,141,250
                                        -----------
                                          3,380,750
                                        -----------

           ELECTRONICS - SEMICONDUCTOR
           MANUFACTURING  12.69%
  85,000   02Micro International, Ltd.*   2,044,250
  85,000   Asyst Technologies, Inc.*      1,084,600
 117,700   Bandwidth9, Inc., Series F*++    270,710
  25,000   Elantec Semiconductor, Inc.*     960,000
  40,000   Exar Corp.*                      834,000
  50,000   Integrated Circuit Systems,
               Inc.*                      1,129,500
  95,000   Oak Technology, Inc.*          1,306,250
  90,000   Pericom Semiconductor Corp.*   1,305,000
  50,000   Planar Systems, Inc.*          1,055,000
 225,000   SandCraft, Inc., Series B*++     360,000
  80,000   Virage Logic Corp.*            1,538,400
  40,000   Zoran Corp.*                   1,305,600
                                        -----------
                                         13,193,310
                                        -----------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           FIBER OPTIC COMPONENTS  0.89%
 150,000   Stratos Lightwave Inc.*         $922,500
                                        -----------

           INTERNET - NETWORK
           SECURITY/SOLUTIONS  0.09%
  45,500   Mirapoint, Inc., Series D*++      88,725
                                        -----------

           INTERNET SERVICE
           PROVIDER/CONTENT  0.00%
     541  iBEAM Broadcasting Corp.*              14
                                        -----------

           MEDICAL - BIOMEDICAL/
           GENETICS  0.97%
  59,800   Athersys, Inc., Series A*++      179,400
  28,944   Athersys, Inc., Series F*++       86,832
  45,000   ImmunoGen Inc.*                  746,100
                                        -----------
                                          1,012,332
                                        -----------

           MEDICAL - PRODUCTS  1.21%
  70,000   Endocare, Inc.*                1,255,100
                                        -----------

           OIL & GAS - DRILLING  1.73%
  30,000   Chiles Offshore, Inc.*           596,700
 200,000   Grey Wolf, Inc.*                 594,000
  10,000   Helmerich & Payne, Inc.          333,800
  30,000   Key Energy Group, Inc.           276,000
                                        -----------
                                          1,800,500
                                        -----------

           OIL & GAS - EXPLORATION
           AND PRODUCTION  1.38%
  35,000   Encore Acquisition Co.*          465,850
  75,000   Unit Corp.*                      967,500
                                        -----------
                                          1,433,350
                                        -----------

           OIL & GAS - FIELD
           SERVICES  1.25%
  25,000   Cal Dive International, Inc.*    617,000
  90,000   Horizon Offshore, Inc.*          678,600
                                        -----------
                                          1,295,600
                                        -----------

           OIL & GAS - MACHINERY/
           EQUIPMENT  0.49%
  20,000   Hanover Co.*                     505,200
                                        -----------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           RESTAURANTS  2.54%
  20,000   Applebee's International, Inc. $ 684,000
  20,000   P.F. Chang's China Bistro, Inc.* 946,000
  45,000   RARE Hospitality International,
               Inc.                       1,014,300
                                        -----------
                                          2,644,300
                                        -----------

           RETAIL - CONSUMER
           ELECTRONICS  0.79%
  27,500   Ultimate Electronics, Inc.*      825,000
                                        -----------

           RETAIL - WHOLESALE
           AUTO PARTS  0.83%
  50,000   The Pep Boys - Manny,
               Moe & Jack                   857,500
                                        -----------

           TELECOMMUNICATIONS -
           EQUIPMENT  11.42%
  80,000   Anaren Microwave, Inc.*        1,385,600
 137,500   C-COR.net Corp.*               2,003,375
 177,500   Calient Networks, Inc.,
               Series D*++                  320,609
  95,000   Harmonic Lightwaves, Inc.*     1,141,900
 295,500   Hyperchip, Inc., Series 1
               Class C*++                   260,040
 100,600   Lynx Photonic Networks, Inc.,
               Series E*++                  110,534
1,195,823  Mahi Networks, Inc., Series C*++ 839,229
 317,800   Metro-Optix, Inc., Series C*++   750,008
  75,000   Microtune, Inc.*               1,759,500
 182,300   Nayna Networks, Inc.,
               Series B*++                  205,088
  58,900   Novera Optics, Inc., Series C*++ 143,127
1,758,376  Portera Systems, Series E-1*++   919,631
  94,131   Portera Systems, Series E-2*++    49,230
  98,100   Portera Systems, Series G-2*++    51,306
 803,406   Portera Systems, Series H*++     420,181
 713,600   Silicon Access Networks, Inc.,
              Series E*++                   428,160
 143,028   Turin Networks, Inc.,
              Series C*++                   106,341
1,103,175  Turin Networks, Inc.,
              Series D*++                   820,211
 250,000   Vertical Networks, Inc.,
              Series E*++                   120,000
  65,754   Vertical Networks, Inc.,
              Series F*++                    31,562
                                        -----------
                                         11,865,632
                                        -----------

           TELECOMMUNICATIONS -
           SERVICES  1.65%
2,367,340  Arbinet-thexchange, Inc.,
              Series D-1*++                 369,256
1,893,870  Arbinet-thexchange, Inc.,
              Series E*++                   295,406
 225,000   Universal Access Global
              Holdings, Inc.*             1,055,250
                                        -----------
                                          1,719,912
                                        -----------

NUMBER
OF SHARES                                   VALUE
-------------------------------------------------

           TRANSPORTATION -
           TRUCKING  4.45%
  40,000   Arkansas Best Corp.*    $    1,152,800
  60,000   Covenant Transport, Inc.,
                Class A*                  957,600
  45,000   Heartland Express, Inc.*     1,249,650
  67,500   Knight Transportation, Inc.* 1,267,650
                                      -----------
                                        4,627,700
                                      -----------

             TOTAL COMMON AND
             PREFERRED STOCKS
             (cost $83,039,054)       86,427,383
                                     -----------

PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS  16.52%

$12,000,000  UMB Bank, n.a., repurchase
             agreement, 1.00%, dated
             12/31/01, repurchase price
             $12,000,658, maturing 1/2/02
             (collateralized by FNMA
             discount notes maturing
             1/22/02)                      12,000,000

 5,164,819   UMB Bank, n.a.,
             Money Market Fiduciary         5,164,819
                                          -----------

             TOTAL SHORT-TERM INVESTMENTS
             (cost $17,164,819)            17,164,819
                                          -----------

             TOTAL INVESTMENTS  99.68%
             (cost $100,203,873)          103,592,202

             Other Assets
             less Liabilities 0.32%           334,303
                                          -----------

NET ASSETS 100.00%                       $103,926,505
                                         ============

NUMBER
OF SHARES
---------

SECURITIES SOLD SHORT

   70,000    i2 Technologies, Inc.*         $553,000
                                         -----------

             TOTAL SECURITIES SOLD SHORT
             (proceeds $581,691)            $553,000
                                         ===========

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2001, the value of the Fund's restricted securities was $10,260,110 or 9.87% of net assets.


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
3PARdata, Inc., Series C                      May 01                      99,400               $   571,626
Acta Technology, Inc., Series C-1             July 99                     95,000                   475,000
Acta Technology, Inc., Series D-1             June 00                      9,066                    65,003
ANDA Networks, Inc., Series D                March 00                     55,453                   760,815
Arbinet-thexchange, Inc., Series D-1         March 00                  2,367,340                   738,735
Arbinet-thexchange, Inc., Series E            July 01                  1,893,870                   590,990
Athersys, Inc., Series A                     October 00                   59,800                   747,500
Athersys, Inc., Series F                     March 00                     28,944                   347,328
Authoria, Inc., Series C                      May 00                      28,010                   218,758
Bandwidth9, Inc., Series F                  November 00                  117,700                 1,082,840
Blue Pumpkin Software, Inc., Series E   March 00 - July 00               144,422                 1,055,725
Blue Pumpkin Software, Inc., Series G         July 01                      2,279                     8,797
Calient Networks, Inc., Series D            December 00                  177,500                 1,282,438
Comergent Technologies, Inc., Series B      January 00                    71,386                   613,920
CommVault Systems, Inc., Series AA           April 00                     56,130                   321,732
CommVault Systems, Inc., Series BB          November 00                   59,900                   724,790
CopperCom, Inc., Common                       June 01                      3,729                        --
CopperCom, Inc., Series H-2                   June 00                      8,669                   499,999
CopperCom, Inc., Series I                     June 01                     34,535                   256,940
DataCore Software Corp., Series C             May 00                       3,419                    23,542
Event411, Inc., Series A                      June 99                     13,000                   390,000
Hyperchip, Inc., Series 1 Class C          September 00                  295,500                   260,040
Icarian, Inc., Series D-1                    March 00                  2,616,791                 1,308,395
Icarian, Inc., Series D Warrants              May 01                       2,205                        --
Icarian, Inc., Series E-1                    March 01                    152,176                    76,088
Icarian, Inc., Series E Warrants              May 01                      16,908                        --
Icarian, Inc., Series F                     November 01                  796,600                   398,300
Lynx Photonic Networks, Inc., Series E      January 01                   100,600                   884,274
Mahi Networks, Inc., Series C               November 01                1,195,823                   839,229
Metro-Optix, Inc., Series C                   July 01                    317,800                   750,008
Mirapoint, Inc, Series D                    October 00                    45,500                   695,695
Nayna Networks, Inc., Series B              December 00                  182,300                   820,350
Novera Optics, Inc., Series C               February 01                   58,900                   143,127
Oblix, Inc., Series E                        August 00                   125,000                   527,588
Portera Systems, Series E-1                February 00                 1,758,376                   919,877
Portera Systems, Series E-2                February 00                    94,131                   486,657
Portera Systems, Series G-2                September 00                   98,100                   328,635

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER MICRO-CAP GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
Portera Systems, Series H                    August 01                   803,406                  $420,292
SandCraft, Inc., Series B                   October 99                   225,000                   555,750
Silicon Access Networks, Inc., Series E     December 01                  713,600                   428,160
Sitara Networks, Inc., Common  Stock          July 99                     10,000                   385,000
Tellme Networks, Inc., Series D            September 00                   37,200                   545,054
Tellme Networks, Inc., Warrants            September 00                      TBD                        --
Top Layer Networks, Inc., Series C      August 99 - June 01              350,300                   546,468
Top Layer Networks, Inc., Series E           April 01                      3,100                     8,370
Turin Networks, Inc., Series C               July 00                     143,028                   600,002
Turin Networks, Inc., Series D              December 01                1,103,175                   820,210
Vertical Networks, Inc., Series E             May 99                     250,000                   500,000
Vertical Networks, Inc., Series F             June 01                     65,754                   222,249
----------------------------------------------------------------------------------------------------------

TBD - Shares to be determined if and when there is an initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                      VALUE
----------------------------------------------------

COMMON AND PREFERRED STOCKS  96.04%

            COMPUTER SOFTWARE -
            DESKTOP  0.23%
   650,000  Oblix, Inc., Series E*++        $819,000
                                         -----------

             COMPUTER SOFTWARE -
             ENTERPRISE  20.23%
   500,000   Acta Technology, Inc.,
                Series C-1*++                 785,000
   926,100   Actuate Corp.*                 4,880,547
   556,400   Ariba, Inc.*                   3,427,424
   348,682   Comergent Technologies, Inc.,
                Series B*++                         1
 1,617,738   Docent, Inc.*                  5,128,229
    84,000   Event411, Inc., Series A*++            1
12,042,170   Icarian, Inc., Series D-1*++   6,021,085
    10,148   Icarian, Inc., Series D
                Warrants*++                        --
   700,294   Icarian, Inc., Series E-1*++     350,147
    77,810   Icarian, Inc., Series E
                Warrants*++                        --
 3,058,900   Icarian, Inc., Series F*++     1,529,450
   842,400   Informatica Corp.*            12,223,224
   165,000   Lawson Software, Inc.*         2,598,750
   548,350   OPNET Technologies, Inc.*      7,901,724
   353,400   SeeBeyond Technology Corp.*    3,427,980
   847,550   Stellent, Inc.*               25,053,578
   190,100   Tellme Networks, Inc.,
                Series D*++                    76,040
       TBD   Tellme Networks, Inc.,
                Warrants*++                        --
                                          -----------
                                           73,403,180
                                          -----------

           COMPUTER SOFTWARE -
           INTERNET  29.83%
  423,300  Agile Software Corp.*           7,289,226
  730,501  Blue Pumpkin Software, Inc.,
              Series E*++                          1
   11,529  Blue Pumpkin Software, Inc.,
              Series G*++                          1
  478,250  Centra Software, Inc.*          3,826,000
1,650,000  Embarcadero Technologies,
              Inc.*^                      39,930,000
1,845,400  I-many, Inc.*^                 17,808,110
   41,900  iManage, Inc.*                    330,591
2,036,374  Interwoven, Inc.*              19,834,283
  725,000  MatrixOne, Inc.*                9,417,750
  251,600  Quest Software, Inc.*           5,562,876
1,156,714  ScreamingMedia, Inc.*           2,544,771
  269,350  Support.com, Inc.*              1,688,825
                                        ------------
                                         108,232,434
                                        ------------

NUMBER
OF SHARES                                     VALUE
---------------------------------------------------

           COMPUTER SOFTWARE -
           SECURITY  0.99%
  172,556  Netegrity, Inc.*            $  3,340,684
   12,000  NetScreen Technologies, Inc.*    265,560
                                       ------------
                                          3,606,244
                                       ------------

           COMPUTERS - INTEGRATED
           SYSTEMS  0.27%
   18,637  CopperCom, Inc., Common*++            --
   43,343  CopperCom, Inc., Series H-2*++   658,373
  172,646  CopperCom, Inc., Series I*++     338,386
                                       ------------
                                            996,759
                                       ------------

           COMPUTERS - LOCAL
           NETWORKS  12.49%
  533,900  3PARdata, Inc., Series C*++    1,535,229
  255,847  ANDA Networks, Inc., Series D*++  91,593
  259,800  Brocade Communications
              Systems, Inc.*              8,604,576
  216,000  Emulex Corp.*                  8,534,160
  200,000  Extreme Networks, Inc.*        2,580,000
  817,650  Finisar Corp.*                 8,315,501
  355,500  McDATA Corp.*                  8,709,750
  415,200  Riverstone Networks, Inc.*     6,892,320
   48,000  Sitara Networks, Inc.,
              Common Stock*++                58,320
1,326,900  Top Layer Networks, Inc.,
              Series C*++                         1
   74,468  Top Layer Networks, Inc.,
              Series D*++                         1
   12,600  Top Layer Networks, Inc.,
              Series E*++                         1
                                       ------------
                                         45,321,452
                                       ------------

           COMPUTERS - MEMORY
           DEVICES  1.28%
  123,085  CommVault Systems, Inc.,
              Series AA*++                  352,762
  315,700  CommVault Systems, Inc.,
              Series BB*++                  904,796
   14,905  DataCore Software Corp.,
              Series C*++                    32,345
   75,000  VERITAS Software Corp.*        3,362,250
                                       ------------
                                          4,652,153
                                       ------------

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NUMBER
OF SHARES                                     VALUE
---------------------------------------------------

           COMPUTERS - SERVICES  2.37%
1,391,200  StorageNetworks, Inc.*        $8,597,616
                                       ------------

           COMPUTERS - SOFTWARE  3.35%
  404,100  Manugistics Group, Inc.*       8,518,428
  130,100  Siebel Systems, Inc.*          3,640,198
                                       ------------
                                         12,158,626
                                       ------------

           ELECTRICAL - MEASURING
           INSTRUMENTS  1.56%
  508,900  StockerYale, Inc.*             5,643,701
                                       ------------

           ELECTRICAL PRODUCTS -
           MISCELLANEOUS  0.56%
  118,300  Powerwave Technologies, Inc.*  2,044,224
                                       ------------

           ELECTRONICS - MISCELLANEOUS
           COMPONENTS  1.27%
  240,000  RF Micro Devices, Inc.         4,615,200
                                       ------------

           ELECTRONICS - PARTS
           DISTRIBUTION  1.39%
  140,500  Marvell Technology Group Ltd.* 5,032,710
                                       ------------

           ELECTRONICS - SEMICONDUCTOR
           EQUIPMENT  0.87%
  150,000  LTX Corp.*                     3,141,000
                                       ------------

            ELECTRONICS - SEMICONDUCTOR
            MANUFACTURING  5.44%
  231,500   02Micro International Ltd.*    5,567,575
  620,700   Bandwidth9, Inc., Series F*++  1,427,610
  125,000   Exar Corp.*                    2,606,250
  191,400   QLogic Corp.*                  8,519,214
1,000,000   Sandcraft, Inc., Series B*++   1,600,000
                                        ------------
                                          19,720,649
                                        ------------

            INTERNET - NETWORK SECURITY/
            SOLUTIONS  1.01%
   80,000   Check Point Software
               Technologies Ltd.*          3,191,200
  238,600   Mirapoint, Inc., Series D*++     465,270
                                        ------------
                                           3,656,470
                                        ------------

NUMBER
OF SHARES                                      VALUE
----------------------------------------------------

            INTERNET - SERVICE PROVIDER/
            CONTENT  0.00%
    2,471   iBEAM Broadcasting Corp.*      $      62
                                        ------------

            MEDICAL - BIOMEDICAL/
            GENETICS  0.37%
  316,400   Athersys, Inc., Series A*++      949,200
  128,163   Athersys, Inc., Series F*++      384,489
                                        ------------
                                           1,333,689
                                        ------------

            TELECOMMUNICATIONS -
            EQUIPMENT  9.17%
  175,000   Anaren Microwave, Inc.*        3,031,000
  870,400   Calient Networks, Inc.,
               Series D*++                 1,572,160
1,534,100   Hyperchip, Inc., Series 1
               Class C*++                  1,350,008
  232,935   Kestrel Solutions, Inc.,
               Series D*++                         1
  419,000   Lynx Photonic Networks, Inc.,
               Series E*++                   460,376
4,742,947   Mahi Networks, Inc.,
               Series C*++                 3,328,600
1,483,100   Metro-Optix, Inc., Series C*++ 3,500,116
  200,650   Microtune, Inc.*               4,707,249
  962,500   Nayna Networks, Inc.,
               Series B*++                 1,082,813
  309,600   Novera Optics, Inc., Series C*++ 752,328
9,205,540   Portera Systems, Series E-1*++ 4,814,497
  492,800   Portera Systems, Series E-2*++   257,734
  500,600   Portera Systems, Series G-2*++   261,814
4,186,006   Portera Systems, Series H*++   2,189,281
2,670,600   Silicon Access Networks, Inc.,
               Series E*++                 1,602,360
  715,138   Turin Networks, Inc.,
               Series C*++                   531,705
3,898,328   Turin Networks, Inc.,
               Series D*++                 2,898,407
1,600,000   Vertical Networks, Inc.,
               Series E*++                   768,000
  307,601   Vertical Networks, Inc.,
               Series F*++                   147,648
                                        ------------
                                          33,256,097
                                        ------------

            TELECOMMUNICATIONS -
            SERVICES  3.36%
10,897,927  Arbinet-thexchange, Inc.,
               Series D-1*++               1,699,849
 8,718,355  Arbinet-thexchange, Inc.,
               Series E*++                 1,359,875
   609,100  Micromuse, inc.*               9,136,500
                                        ------------
                                          12,196,224
                                        ------------

           TOTAL COMMON AND
           PREFERRED STOCKS
           (cost $398,223,213)           348,427,490
                                        ------------

See notes to financial statements.

1-800-228-2121

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                           VALUE
------------------------------------------------------

              SHORT-TERM INVESTMENTS  5.23%

$13,000,000   UMB Bank, n.a., repurchase
              agreement, 1.00%, dated
              12/31/01, repurchase price
              $13,000,712, maturing 1/2/02
              (collateralized by FNMA
              discount notes maturing
              2/22/02)                   $ 13,000,000

 5,981,335    UMB Bank, n.a.,
              Money Market Fiduciary        5,981,335
                                         ------------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $18,981,335)           18,981,335
                                         ------------

              TOTAL INVESTMENTS  101.27%
              (cost $417,204,548)        367,408,825

              Liabilities less
              Other Assets (1.27)%        (4,623,175)
                                         ------------
NET ASSETS 100.00%                       $362,785,650
                                         ============

NOTES TO SCHEDULE OF INVESTMENTS

*  Non-income producing
^  Affiliated company - See Note 8
++ The following preferred stocks (and common stocks where noted) were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2001, the value of the Fund's restricted securities was $46,956,674 or 12.94% of net assets.


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
3PARdata, Inc., Series C                      May 01                     533,900                $3,070,331
Acta Technology, Inc., Series C-1             July 99                    500,000                 2,500,000
ANDA Networks, Inc., Series D                March 00                    255,847                 3,510,221
Arbinet-thexchange, Inc., Series D-1         March 00                 10,897,927                 3,400,727
Arbinet-thexchange, Inc., Series E            July 01                  8,718,355                 2,720,570
Athersys, Inc., Series A                     October 00                  316,400                 3,955,000
Athersys, Inc., Series F                     March 00                    128,163                 1,537,956
Bandwidth9, Inc., Series F                  November 00                  620,700                 5,710,440
Blue Pumpkin Software, Inc., Series E   March 00 - July 00               730,501                 5,339,962
Blue Pumpkin Software, Inc., Series G         July 01                     11,529                    44,502
Calient Networks, Inc., Series D            December 00                  870,400                 6,288,640

See notes to financial statements.

VANWAGONER.COM

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER EMERGING GROWTH FUND (CONT'D.) DECEMBER 31, 2001
-------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)


SECURITY DESCRIPTION                   DATE(S) OF ACQUISITION     NUMBER OF SHARES                 COST
----------------------------------------------------------------------------------------------------------
Comergent Technologies, Inc., Series B      January 00                   348,682                $2,998,665
CommVault Systems, Inc., Series AA           April 00                    123,085                   705,511
CommVault Systems, Inc., Series BB          November 00                  315,700                 3,819,970
CopperCom, Inc., Common                       June 01                     18,637                        --
CopperCom, Inc., Series H-2                   June 00                     43,343                 2,499,995
CopperCom, Inc., Series I                     June 01                    172,646                 1,284,486
DataCore Software Corp., Series C             May 00                      14,905                   102,646
Event411, Inc., Series A                      June 99                     84,000                 2,520,000
Hyperchip, Inc., Series 1 Class C          September 00                1,534,100                 1,350,008
Icarian, Inc., Series D-1                    March 00                 12,042,170                 6,021,085
Icarian, Inc., Series D Warrants              May 01                      10,148                        --
Icarian, Inc., Series E-1                    March 01                    700,294                   350,147
Icarian, Inc., Series E Warrants              May 01                      77,810                        --
Icarian, Inc., Series F                     November 01                3,058,900                 1,529,450
Kestrel Solutions, Inc., Series D           January 00                   232,935                 3,037,073
Lynx Photonic Networks, Inc., Series E      January 01                   419,000                 3,683,010
Mahi Networks, Inc., Series C               November 01                4,792,801                 3,328,600
Metro-Optix, Inc., Series C                   July 01                  1,483,100                 3,500,116
Mirapoint, Inc., Series D                   October 00                   238,600                 3,648,194
Nayna Networks, Inc., Series B              December 00                  962,500                 4,331,250
Novera Optics, Inc., Series C               February 01                  309,600                   752,328
Oblix, Inc., Series E                        August 00                   650,000                 2,743,455
Portera Systems, Series E-1                February 00                 9,205,540                 4,815,788
Portera Systems, Series E-2                February 00                   492,800                 2,547,776
Portera Systems, Series G-2                September 00                  500,600                 1,677,010
Portera Systems, Series H                    August 01                 4,186,006                 2,189,869
SandCraft, Inc., Series B                   October 99                 1,000,000                 2,470,000
Silicon Access Networks, Inc., Series E     December 01                2,670,600                 1,602,360
Sitara Networks, Inc., Common Stock           July 99                     48,000                 1,848,000
Tellme Networks, Inc., Series D            September 00                  190,100                 2,785,345
Tellme Networks, Inc., Warrants            September 00                      TBD                        --
Top Layer Networks, Inc., Series C      August 99 - June 01            1,326,900                 2,069,964
Top Layer Networks, Inc., Series D            July 00                     74,468                   175,000
Top Layer Networks, Inc., Series E           April 01                     12,600                    34,020
Turin Networks, Inc., Series C               July 00                     715,138                 3,000,004
Turin Networks, Inc., Series D              December 01                3,898,328                 2,898,410
Vertical Networks, Inc., Series E             May 99                   1,600,000                 3,200,000
Vertical Networks, Inc., Series F             June 01                    307,601                1,039,691
----------------------------------------------------------------------------------------------------------

TBD - Shares to be determined if and when there is an initial public offering.

See notes to financial statements.

1-800-228-2121

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2001

                                                   MID-CAP                             POST-           MICRO-CAP         EMERGING
                                                    GROWTH         TECHNOLOGY         VENTURE           GROWTH            GROWTH
ASSETS:                                              FUND             FUND              FUND             FUND              FUND
Investments, at value:
  Unaffiliated issuers (cost $67,392,331,
     $165,836,727, $216,896,063,
     $88,203,873 and $339,136,325,
     respectively)                               $49,277,107     $133,391,726      $166,693,936      $91,592,202      $296,670,715
  Affiliated issuers (cost $0, $0, $0, $0
     and $65,068,223, respectively)                        -                -                 -                -        57,738,110
  Repurchase agreements, at value
     (cost $0, $0, $0, $12,000,000
     and $13,000,000, respectively)                        -                -                 -       12,000,000        13,000,000

Receivable from brokers                                1,056           29,387           192,927        1,337,588           565,524
Receivable for investments sold                    1,416,941        1,649,607         2,020,853        2,317,058         3,658,148
Receivable for fund shares sold                      111,364        1,277,542           779,927          626,598         3,427,372
Interest and dividends receivable                        859              780               792            3,060             1,444
Prepaid expenses and other assets                     23,970           24,520            21,623           21,453            31,139
                                              --------------   --------------    --------------   --------------    --------------
Total Assets                                      50,831,297      136,373,562       169,710,058      107,897,959       375,092,452
                                              --------------   --------------    --------------   --------------    --------------
LIABILITIES:
Securities sold short, at value (proceeds of
  $0, $0, $0, $581,691 and $0, respectively)               -                -                 -          553,000                 -
Payable to custodian                                       -                -            38,664                -                 -
Payable for investments purchased                    164,000                -           500,950        2,055,822         6,191,587
Payable for fund shares redeemed                     265,388        1,293,775         2,355,119        1,134,596         5,298,179
Accrued investment advisory fees                       9,708           58,377            64,962           92,442           366,572
Accrued distribution fees                             12,750           23,124            20,911           25,181           101,344
Accrued expenses and other liabilities               148,471          277,850           284,184          110,413           349,120
                                              --------------   --------------    --------------   --------------    --------------
Total Liabilities                                    600,317        1,653,126         3,264,790        3,971,454        12,306,802
                                              --------------   --------------    --------------   --------------    --------------
NET ASSETS                                       $50,230,980     $134,720,436      $166,445,268     $103,926,505      $362,785,650
                                              ==============   ==============    ==============   ==============    ==============
NET ASSETS CONSIST OF:
Capital stock                                   $241,981,297     $472,767,380      $612,702,766     $127,746,868      $698,639,377
Accumulated net realized loss on investments   (173,635,093)    (305,601,943)     (396,055,371)     (27,237,383)     (286,058,004)
Net unrealized appreciation (depreciation)
     on investments                             (18,115,224)     (32,445,001)      (50,202,127)        3,417,020      (49,795,723)
                                              --------------   --------------    --------------   --------------    --------------
Net Assets                                       $50,230,980     $134,720,436      $166,445,268     $103,926,505      $362,785,650
                                              ==============   ==============    ==============   ==============    ==============
CAPITAL STOCK, $0.0001 par value
Authorized                                       100,000,000      100,000,000       100,000,000      100,000,000       200,000,000
Issued and outstanding                             7,359,858        8,452,235        16,582,523        7,010,923        29,753,926
NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                        $6.82           $15.94            $10.04           $14.82            $12.19
                                                      ======           ======            ======           ======            ======


VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL STATEMENTS

                                              See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001

                                                MID-CAP                           POST-          MICRO-CAP         EMERGING
                                                 GROWTH         TECHNOLOGY       VENTURE          GROWTH            GROWTH
                                                  FUND             FUND            FUND            FUND              FUND
INVESTMENT INCOME:
Interest                                   $     184,126    $     293,907    $     421,505    $     266,861    $     908,271
Dividends (net of $0, $5,211, $0, $0
  and $0 in non-reclaimable foreign
  withholding taxes)                                  72           33,052           14,642           10,862           32,850
                                           -------------    -------------    -------------    -------------    -------------
Total Investment Income                          184,198          326,959          436,147          277,723          941,121
                                           -------------    -------------    -------------    -------------    -------------

EXPENSES:
Investment advisory fees                         906,193        2,333,406        3,280,126        1,325,454        5,097,664
Transfer agent fees and expenses                 561,522        1,088,371        1,200,645          341,197        1,175,152
Distribution fees                                208,998          444,242          546,688          149,155          656,762
Fund accounting and administration fees          132,650          190,170          205,268          130,260          272,344
Custody fees                                     106,656          192,683          155,127           22,661           32,757
State registration fees                           38,279           13,739           12,046           29,129           69,230
Printing and postage expenses                     36,159           66,932           78,146           28,890          135,305
Professional fees                                 23,815           35,731           39,655           21,995           60,701
Directors' fees and expenses                       1,709            1,709            1,709            1,709            1,709
Miscellaneous expenses                             7,816           11,926           12,606            7,763           20,232
                                           -------------    -------------    -------------    -------------    -------------

Total expenses before waiver of expenses       2,023,797        4,378,909        5,532,016        2,058,213        7,521,856
Waiver of expenses                              (254,814)        (737,395)      (1,266,277)        (335,123)               -
                                           -------------    -------------    -------------    -------------    -------------
Net Expenses                                   1,768,983        3,641,514        4,265,739        1,723,090        7,521,856
                                           -------------    -------------    -------------    -------------    -------------

NET INVESTMENT LOSS                           (1,584,785)     (3,314,555)       (3,829,592)      (1,445,367)      (6,580,735)
                                           -------------    -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED
GAIN (LOSS):
Net realized loss on investments            (122,702,371)    (212,531,124)    (228,687,843)     (30,517,435)    (280,443,454)
Net realized gain on short positions           2,473,624        5,847,872        6,731,366        2,474,769       12,236,805
Net realized gain on options written           4,187,937        5,485,904        6,725,523        1,396,896       15,338,852
Net realized gain on options purchased         1,703,794        3,138,665        3,585,806           83,783        7,574,707
Change in net unrealized appreciation
  or depreciation on investments             (15,038,481)     (49,345,736)     (68,791,990)     (34,330,924)    (240,484,475)
                                           -------------    -------------    -------------    -------------    -------------
Net Loss on Investments                     (129,375,497)    (247,404,419)    (280,437,138)     (60,892,911)    (485,777,565)
                                           -------------    -------------    -------------    -------------    -------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $(130,960,282)   $(250,718,974)   $(284,266,730)   $ (62,338,278)   $(492,358,300)
                                           =============    =============    =============    =============    =============


1-800-228-2121
                                              See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2001

                                                   MID-CAP                             POST-           MICRO-CAP         EMERGING
                                                    GROWTH         TECHNOLOGY         VENTURE           GROWTH            GROWTH
                                                     FUND             FUND              FUND             FUND              FUND
Increase (decrease) in cash -
Cash flows from operating activities:
Net decrease in net assets from operations    $(130,960,282)   $(250,718,974)    $(284,266,730)    $(62,338,278)    $(492,358,300)
                                              --------------   --------------    --------------   --------------    --------------
Adjustments to reconcile net decrease in
  net assets from operations to net cash
  provided by (used in) operating activities:
  Purchase of investment securities            (151,672,681)    (244,526,748)     (275,979,640)    (192,240,275)     (593,747,900)
     Proceeds from sale of
       investment securities                     179,323,792      269,157,736       306,266,003      186,047,647       568,363,583
     Sale (purchase) of short-term investment
       securities, net                             5,249,973        7,313,144        11,806,603     (12,528,057)      (15,878,731)
     Decrease (increase) in receivable
       from brokers                                  (1,056)        1,649,661         1,394,869        3,366,826         5,017,223
     Decrease in interest and
       dividends receivable                           20,596           11,450            16,654           11,971                44
     Decrease in receivable for
       investments sold                              518,903        2,238,526         3,771,237       13,226,723         3,387,645
     Decrease (increase) in prepaid expenses
       and other assets                               14,293           17,795            32,434          (1,854)            16,674
     Increase (decrease) in payable for
       investments purchased                     (8,647,401)      (2,434,106)       (8,760,020)      (3,917,931)         1,211,493
     Decrease in accrued expenses                  (224,608)        (606,832)         (553,991)         (97,592)         (935,695)
  Change in net unrealized appreciation or
     depreciation on investments                  15,038,481       49,345,736        68,791,990       34,330,924       240,484,475
  Net realized gain from investments             114,337,016      198,058,683       211,645,148       26,561,987       245,293,090
                                              --------------   --------------    --------------   --------------    --------------
Net cash provided by (used in)
     operating activities                         22,997,026       29,506,071        34,164,557      (7,577,909)      (39,146,399)
                                              --------------   --------------    --------------   --------------    --------------
Cash flows from financing activities:
  Proceeds from shares sold                      118,984,526      143,327,602       256,488,821       75,144,067       385,277,201
     Payment on shares redeemed                (141,981,552)    (172,838,204)     (289,451,237)     (67,671,158)     (346,130,802)
                                              --------------   --------------    --------------   --------------    --------------
  Net cash provided by (used in)
     financing activities                       (22,997,026)     (29,510,602)      (32,962,416)        7,472,909        39,146,399
                                              --------------   --------------    --------------   --------------    --------------
Net increase (decrease) in cash                            -          (4,531)         1,202,141        (105,000)                 -
Cash (payable to custodian):
  Beginning balance                                        -            4,531       (1,240,805)          105,000                 -
                                              --------------   --------------    --------------   --------------    --------------
     Ending balance                                       $-               $-         $(38,664)               $-                $-
                                              ==============   ==============    ==============   ==============    ==============


VANWAGONER.COM

VAN WAGONER FUNDS FINANCIAL STATEMENTS

                                              See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 MID-CAP GROWTH FUND                      TECHNOLOGY FUND
                                                               Year                Year                Year                Year
                                                              Ended               Ended               Ended               Ended
                                                          Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 2001       Dec. 31, 2000
OPERATIONS:
Net investment loss                                       $(1,584,785)        $(2,678,325)        $(3,314,555)        $(8,827,405)
Net realized gain (loss) on investments                  (122,702,371)        (56,725,547)       (212,531,124)        (96,120,610)
Net realized gain (loss) on short positions                  2,473,624           1,224,761           5,847,872           2,020,489
Net realized gain on options written                         4,187,937             438,162           5,485,904             796,569
Net realized gain (loss) on options purchased                1,703,794         (5,793,418)           3,138,665        (14,967,730)
Change in net unrealized appreciation or
  depreciation on investments                             (15,038,481)        (43,189,936)        (49,345,736)       (101,597,045)
                                                        --------------      --------------      --------------      --------------
Net decrease in net assets
  resulting from operations                              (130,960,282)       (106,724,303)       (250,718,974)       (218,695,732)
                                                        --------------      --------------      --------------      --------------
DISTRIBUTIONS:
Net realized gains                                                   -         (6,367,227)                   -           (302,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                               112,076,660         540,866,624         142,102,073         856,322,939
Proceeds from reinvestment of distributions                          -           6,232,685                   -             297,913
Redemption of shares                                     (139,064,933)       (367,744,507)       (170,455,891)       (625,273,179)
                                                        --------------      --------------      --------------      --------------

Net increase (decrease) from
  share transactions                                      (26,988,273)         179,354,802        (28,353,818)         231,347,673
                                                        --------------      --------------      --------------      --------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                                           (157,948,555)          66,263,272       (279,072,792)          12,349,613

NET ASSETS:
Beginning of year                                          208,179,535         141,916,263         413,793,228         401,443,615
                                                        --------------      --------------      --------------      --------------

End of year                                                $50,230,980        $208,179,535        $134,720,436        $413,793,228
                                                        ==============      ==============      ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                                  9,955,676          17,626,844           6,726,890          13,309,339
Shares issued in reinvestment of distributions                       -             233,142                   -               5,283
Shares redeemed                                           (12,859,704)        (12,839,722)         (8,156,449)        (10,319,899)
                                                        --------------      --------------      --------------      --------------

Net increase (decrease)                                    (2,904,028)           5,020,264         (1,429,559)           2,994,723
                                                        ==============      ==============      ==============      ==============


1-800-228-2121

                                              See notes to financial statements.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 POST-VENTURE FUND                     MICRO-CAP GROWTH FUND
                                                               Year                Year                Year                Year
                                                              Ended               Ended               Ended               Ended
                                                          Dec. 31, 2001       Dec. 31, 2000       Dec. 31, 2001       Dec. 31, 2000
OPERATIONS:
Net investment loss                                       $(3,829,592)        $(9,611,873)        $(1,445,367)        $(3,582,855)
Net realized gain (loss) on investments                  (228,687,843)       (173,826,307)        (30,517,435)          91,115,990
Net realized gain (loss) on short positions                  6,731,366           2,625,286           2,474,769        (11,756,240)
Net realized gain on options written                         6,725,523             758,213           1,396,896           2,879,013
Net realized gain (loss) on options purchased                3,585,806        (15,489,876)              83,783         (9,833,078)
Change in net unrealized appreciation or
  depreciation on investments                             (68,791,990)       (109,540,114)        (34,330,924)       (106,165,258)
                                                        --------------      --------------      --------------      --------------
Net decrease in net assets
  resulting from operations                              (284,266,730)       (305,084,671)        (62,338,278)        (37,342,428)
                                                        --------------      --------------      --------------      --------------
DISTRIBUTIONS:
Net realized gains                                                   -           (260,054)                   -        (27,763,905)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                               254,694,983       1,394,846,133          75,652,244         174,716,415
Proceeds from reinvestment of distributions                          -             255,747                   -          27,410,064
Redemption of shares                                     (285,719,456)       (999,244,479)        (67,978,192)       (274,455,110)
                                                        --------------      --------------      --------------      --------------

Net increase (decrease) from
  share transactions                                      (31,024,473)         395,857,401           7,674,052        (72,328,631)
                                                        --------------      --------------      --------------      --------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                          (315,291,203)          90,512,676        (54,664,226)       (137,434,964)

NET ASSETS:
Beginning of year                                          481,736,471         391,223,795         158,590,731         296,025,695
                                                        --------------      --------------      --------------      --------------

End of year                                               $166,445,268        $481,736,471        $103,926,505        $158,590,731
                                                        ==============      ==============      ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                                 21,210,675          33,843,311           5,301,749           4,299,290
Shares issued in reinvestment of distributions                       -               7,210                   -             836,948
Shares redeemed                                           (22,795,483)        (25,955,402)         (4,636,562)         (7,299,214)
                                                        --------------      --------------      --------------      --------------

Net increase (decrease)                                    (1,584,808)           7,895,119             665,187         (2,162,976)
                                                        ==============      ==============      ==============      ==============


VANWAGONER.COM

                                              See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   EMERGING GROWTH FUND
                                                Year                Year
                                                Ended               Ended
                                            Dec. 31, 2001      Dec. 31, 2000

OPERATIONS:
Net investment loss                          $(6,580,735)     $(18,364,994)
Net realized gain (loss) on investments     (280,443,454)       372,003,782
Net realized gain (loss) on short positions    12,236,805      (53,707,058)
Net realized gain on options written           15,338,852        10,020,109
Net realized gain (loss)
  on options purchased                          7,574,707      (61,046,982)
Change in net unrealized appreciation or
  depreciation on investments               (240,484,475)     (501,622,277)
                                           --------------    --------------
Net decrease in net assets
  resulting from operations                 (492,358,300)     (252,717,420)
                                           --------------    --------------
DISTRIBUTIONS:
Net realized gains                                      -     (126,686,573)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                  386,594,920       863,858,071
Proceeds from reinvestment of distributions             -       124,595,063
Redemption of shares                        (341,949,752)   (1,265,377,380)
                                           --------------    --------------

Net increase (decrease) from
  share transactions                           44,645,168     (276,924,246)
                                           --------------    --------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                              (447,713,132)     (656,328,239)

NET ASSETS:
Beginning of year                             810,498,782     1,466,827,021
                                           --------------    --------------

End of year                                  $362,785,650      $810,498,782
                                           ==============    ==============

TRANSACTIONS IN SHARES:
Shares sold                                    28,016,297        17,462,498
Shares issued in reinvestment
  of distributions                                      -         3,024,886
Shares redeemed                              (25,057,320)      (27,912,438)
                                           --------------    --------------

Net increase (decrease)                         2,958,977       (7,425,054)
                                           ==============    ==============
VANWAGONER.COM

                                              See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout Each Year



                                              MID-CAP GROWTH FUND
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                  2001      2000      1999      1998      1997

Net Asset Value,
  Beginning of Year             $20.28    $27.06    $12.43    $10.67    $12.39

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss             (0.22)    (0.26)    (0.13)    (0.16)    (0.22)
Net realized and unrealized
  gains (losses) on
  investments                  (13.24)    (5.88)     15.71      1.92    (1.50)
                             --------- --------- --------- --------- ---------

Total from investment
  operations                   (13.46)    (6.14)     15.58      1.76    (1.72)
                             --------- --------- --------- --------- ---------

DISTRIBUTIONS:
Net realized gains                   -    (0.64)    (0.95)         -         -
                             --------- --------- --------- --------- ---------

Net Asset Value, End of Year    $ 6.82    $20.28    $27.06    $12.43    $10.67
                              ========  ========  ========  ========  ========


Total Return                  (66.37)%  (23.28)%   126.88%    16.49%  (13.88)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of year (000s) $50,231  $208,180  $141,916   $45,925   $73,837
Ratio of expenses to
  average net assets:
  Net of waivers and
     reimbursements              1.95%  1.65%(1)     1.85%     1.95%     1.80%
  Before waivers and
     reimbursements              2.23%  1.65%(1)     1.85%     2.12%     1.80%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
     reimbursements            (1.75)%   (1.18)%   (0.88)%   (1.15)%   (1.42)%
  Before waivers and
     reimbursements            (2.03)%   (1.18)%   (0.88)%   (1.32)%   (1.42)%
Portfolio turnover rate           168%      238%      589%      787%      304%

(1) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.66% and 1.66%; 1.88% and 1.88%; 1.96% and 2.13%, for the Mid-Cap Growth, Technology and Post-Venture Funds, respectively.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

1-800-228-2121

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout Each Year



                                                     TECHNOLOGY FUND
                                            Year      Year      Year      Year
                                           Ended     Ended     Ended     Ended
                                          Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                            2001      2000      1999      1998

Net Asset Value,
  Beginning of Year                       $41.87    $58.29    $18.51    $10.00
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss                       (0.39)    (0.89)    (0.16)    (0.08)
Net realized and unrealized gains
  (losses) on investments                (25.54)   (15.50)     41.29      8.59
                                       --------- --------- --------- ---------

Total from investment operations         (25.93)   (16.39)     41.13      8.51
                                       --------- --------- --------- ---------

DISTRIBUTIONS:
Net realized gains                             -    (0.03)    (1.35)         -
                                       --------- --------- --------- ---------

Net Asset Value, End of Year              $15.94    $41.87    $58.29    $18.51
                                       =========  ========  ========  ========


Total Return                            (61.93)%  (28.13)%   223.76%    85.10%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of year (000s)          $134,720  $413,793  $401,444    $8,176
Ratio of expenses to average net assets:
  Net of waivers and reimbursements        1.95%  1.88%(1)     1.95%     1.95%
  Before waivers and reimbursements        2.35%  1.88%(1)     2.03%     5.80%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements      (1.78)%   (1.56)%   (1.05)%   (0.88)%
  Before waivers and reimbursements      (2.18)%   (1.56)%   (1.13)%   (4.73)%
Portfolio turnover rate                     128%      211%      275%      888%

VANWAGONER.COM

                                              See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout Each Year



                                               POST-VENTURE FUND
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                  2001      2000      1999      1998      1997

Net Asset Value,
  Beginning of Year             $26.52    $38.09    $12.08     $8.78    $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment loss             (0.23)    (0.53)    (0.12)    (0.14)    (0.15)
Net realized and unrealized
  gains (losses) on
  investments                  (16.25)   (11.03)     28.33      3.44    (1.07)
                              --------  --------  --------  --------  --------

Total from investment
  operations                   (16.48)   (11.56)     28.21      3.30    (1.22)
                              --------  --------  --------  --------  --------

DISTRIBUTIONS:
Net realized gains                   -    (0.01)    (2.20)         -         -
                              --------  --------  --------  --------  --------

Net Asset Value, End of Year    $10.04    $26.52    $38.09    $12.08     $8.78
                              ========  ========  ========  ========  ========


Total Return                  (62.14)%  (30.31)%   237.22%    37.59%  (12.20)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of year (000s)$166,445  $481,736  $391,224   $19,081   $20,468
Ratio of expenses to
  average net assets:
  Net of waivers and
     reimbursements              1.95%  1.95%(1)     1.95%     1.95%     1.95%
  Before waivers and
     reimbursements              2.53%  2.13%(1)     2.23%     2.90%     2.69%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
     reimbursements            (1.75)%   (1.53)%   (1.06)%   (1.39)%   (1.39)%
  Before waivers and
     reimbursements            (2.33)%   (1.71)%   (1.34)%   (2.34)%   (2.13)%
Portfolio turnover rate           125%      206%      328%      641%      317%

VANWAGONER.COM

                                              See notes to financial statements.
VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS (CONT'D.)
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout Each Year


                                             MICRO-CAP GROWTH FUND
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                  2001      2000      1999      1998      1997

Net Asset Value,
  Beginning of Year             $24.99    $34.79    $11.30     $9.99    $12.45

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss             (0.21)    (0.56)    (0.16)    (0.16)    (0.26)
Net realized and unrealized
  gains (losses) on
  investments                   (9.96)    (4.74)     23.65      1.47    (2.20)
                              --------  --------  --------  --------  --------

Total from investment
  operations                   (10.17)    (5.30)     23.49      1.31    (2.46)
                              --------  --------  --------  --------  --------

DISTRIBUTIONS:
Net realized gains                   -    (4.50)         -         -         -
                              --------  --------  --------  --------  --------

Net Asset Value, End of Year    $14.82    $24.99    $34.79    $11.30     $9.99
                              ========  ========  ========  ========  ========


Total Return                  (40.74)%  (18.23)%   207.88%    13.11%  (19.76)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of year (000s)$103,927  $158,591  $296,026   $46,113   $71,867
Ratio of expenses to
  average net assets:
  Net of waivers and
     reimbursements              1.95%  1.95%(1)     1.95%     1.95%     1.95%
  Before waivers and
     reimbursements              2.33%  1.97%(1)     2.18%     2.63%     2.32%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
     reimbursements            (1.64)%   (1.34)%   (1.13)%   (1.30)%   (1.72)%
  Before waivers and
     reimbursements            (2.02)%   (1.36)%   (1.36)%   (1.98)%   (2.09)%
Portfolio turnover rate           219%      170%      180%      367%      232%

(1) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.95% and 1.97% for the Micro-Cap Growth Fund.

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

1-800-228-2121

                                              EMERGING GROWTH FUND
                                  Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                                Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,  Dec. 31,
                                  2001      2000      1999      1998      1997

Net Asset Value,
  Beginning of Year             $30.25    $42.86    $10.96    $10.15    $12.69

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss             (0.22)    (0.69)    (0.22)    (0.20)    (0.25)
Net realized and unrealized
  gains (losses) on
  investments                  (17.84)    (6.94)     32.12      1.01    (2.29)
                              --------  --------  --------  --------  --------

Total from investment
  operations                   (18.06)    (7.63)     31.90      0.81    (2.54)
                              --------  --------  --------  --------  --------

DISTRIBUTIONS:
Net realized gains                   -    (4.98)         -         -         -
                              --------  --------  --------  --------  --------

Net Asset Value, End of Year    $12.19    $30.25    $42.86    $10.96    $10.15
                              ========  ========  ========  ========  ========


Total Return                  (59.70)%  (20.90)%   291.15%     7.98%  (20.02)%

SUPPLEMENTAL DATA
  AND RATIOS:
Net assets, end of year (000s)$362,786  $810,499 $1,466,827 $189,372  $313,217
Ratio of expenses to
  average net assets:
  Net of waivers and
     reimbursements              1.84%     1.68%     1.79%     1.95%     1.88%
  Before waivers and
     reimbursements              1.84%     1.68%     1.79%     2.10%     1.88%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
     reimbursements            (1.61)%   (1.41)%   (1.30)%   (1.55)%   (1.68)%
  Before waivers and
     reimbursements            (1.61)%   (1.41)%   (1.30)%   (1.70)%   (1.68)%
Portfolio turnover rate           131%      197%      353%      668%      333%

                                              See notes to financial statements.

VAN WAGONER FUNDS FINANCIAL STATEMENTS

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Mid-Cap Growth Fund, Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund (collectively the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

     (A) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. If no sale is reported, the most current bid price is used. Debt securities which will mature in more than 60 days are valued at prices furnished by an independent pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities, including private equity securities, for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under the supervision of the Board of Directors. These securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Adviser, evidence of a change in value is readily ascertainable. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

     (B)  PRIVATE EQUITY INVESTMENTS AND FUND LIQUIDITY

          During certain periods in 2001 and since December 31, 2001, the percentage of private equity securities held by certain of the Funds has exceeded fifteen percent (see Schedules of Investments for percentages as of December 31, 2001). The increase in the percentages of private equity securities was primarily the result of relatively greater declines in the value of the Funds' publicly traded securities in 2001 and into 2002. Additional investments in private equities and net shareholder redemptions also contributed to the increased percentages. Net shareholder redemptions contributed to the increased percentages because such redemptions are satisfied by the sale of publicly traded holdings as the private equity investments are illiquid. The percentage of private equities held by the Funds, and therefore the Funds' liquidity, is affected by the investment mix of public and private equities, the Funds' performance, and the level of shareholder redemptions. Should there be further declines in value of the publicly traded securities held by the Funds relative to the private securities, or should the Funds experience significant net share redemptions absent sales of private equities by the Funds, the percentages of illiquid securities held by the Funds would increase and the percentage of publicly traded securities would decrease. Management of the Funds is taking steps to reduce the percentage of illiquid securities held by each Fund to less than fifteen percent of its net assets. These steps may include selling private equity securities when management of the Funds believes those transactions would be in the best interest of the shareholders. Because of the illiquid nature of the Funds' private equity securities, management may not be able to sell private equities at the prices at which they have valued them for purposes of calculating the Funds' net asset values.

     (C) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held by the Fund's custodian.

     (D) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

     (E) OPTION CONTRACTS - The Funds purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

          The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the mean of the current bid and asked price reported on the date of valuation. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

     (F) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

          Accordingly, at December 31, 2001, reclassifications were recorded to decrease capital stock by $1,584,785, $3,314,555, $3,829,592,
          $1,445,367 and $6,580,735 as a result of investment losses incurred by the Mid-Cap Growth,Technology, Post- Venture, Micro-Cap Growth and Emerging Growth Funds, respectively.

     (G) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   FEDERAL INCOME TAXES

     Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     As of December 31, 2001, the Mid-Cap Growth, Technology, Post-Venture, Micro-Cap Growth and Emerging Growth Funds had federal income tax capital loss carryforwards of $144,065,394, $236,436,379, $311,525,517, $25,164,798 and $239,446,921, respectively.

     Federal income tax capital loss carryforwards for the Mid-Cap Growth, Technology and Post-Venture Funds expire in 2008 and 2009. The entire federal income tax capital loss carryforwards for the Micro-Cap Growth and Emerging Growth Funds expire in 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

     As of December 31, 2001, the Mid-Cap Growth, Technology, Post-Venture and Emerging Growth Funds had $28,850,945, $49,537,777, $65,899,167
     and $30,881,872, respectively, of post-October 2001 capital losses which are deferred until 2002 for federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

     The tax character of distributions paid during the fiscal year ended December 31, 2000 were $6,367,227, $302,328, $260,054 and $9,579,604 from ordinary income for the Mid-Cap Growth, Technology, Post-Venture and Emerging Growth Funds, respectively, and $27,763,905 and $117,106,969 from net long-

1-800-228-2121
     term capital gains for the Micro-Cap Growth, and Emerging Growth Funds, respectively.

     The cost of securities on a federal tax basis at December 31, 2001, for the Mid-Cap Growth, Technology, Post-Venture, Micro-Cap Growth and Emerging Growth Funds was $68,111,085, $185,464,514, $235,526,750,
     $101,694,767 and $432,933,759, respectively. These amounts include the proceeds on short sales reflected in the Statements of Assets and Liabilities.

     At December 31, 2001, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                                  NET UNREALIZED
                                                                   APPRECIATION
                            UNREALIZED          UNREALIZED        (DEPRECIATION)
                           APPRECIATION       (DEPRECIATION)      ON INVESTMENTS
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND         $7,706,099       $(26,540,077)       $(18,833,978)
TECHNOLOGY FUND             26,265,403        (78,338,191)        (52,072,788)
POST-VENTURE FUND           27,229,679        (96,062,493)        (68,832,814)
MICRO-CAP GROWTH FUND       18,711,222        (17,366,787)           1,344,435
EMERGING GROWTH FUND        70,068,232       (135,593,166)        (65,524,934)

     The book basis and tax basis of net unrealized appreciation
     (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

     As of December 31, 2001 the components of accumulated earnings (deficit) on a tax basis were as follows:

                     NET UNREALIZED                              TOTAL
                      APPRECIATION         ACCUMULATED        ACCUMULATED
                     (DEPRECIATION)        CAPITAL AND          EARNINGS
                     ON INVESTMENTS       OTHER LOSSES         (DEFICIT)
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND      $(18,833,978)      $(172,916,339)      $(191,750,317)
TECHNOLOGY FUND           (52,072,788)       (285,974,156)       (338,046,944)
POST-VENTURE FUND         (68,832,814)       (377,424,684)       (446,257,498)
MICRO-CAP GROWTH FUND        1,344,435        (25,164,798)        (23,820,363)
EMERGING GROWTH FUND      (65,524,934)       (270,328,793)       (335,853,727)

4.   INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

     Each Fund has an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of each agreement, the Adviser is compensated at the following percentage of average daily net assets for each Fund: 1.00% for the Mid-Cap Growth Fund, 1.25% for the Technology Fund, 1.50% for the Post-Venture Fund, 1.50% for the Micro-Cap Growth Fund and 1.25% for the Emerging Growth Fund. The Adviser has agreed to reduce fees for expenses (exclusive of interest, dividends on short sales, taxes, brokerage and extraordinary expenses) that exceed 2.00% of each Fund's average daily net assets. Expenses of $254,814, $737,395, $1,266,277 and $335,123 were waived in the

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

     Mid-Cap Growth, Technology, Post-Venture and Micro-Cap Growth Funds, respectively.

     Certain directors and officers of the Funds are also officers of the Adviser. The Funds do not compensate its directors or officers who are officers of the Adviser. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private placement securities which are also held by the Funds.

5.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2001, were as follows:
                                             PURCHASES             SALES
  -----------------------------------------------------------------------------
  MID-CAP GROWTH FUND                      $151,672,681        $170,843,918
  TECHNOLOGY FUND                           244,526,748         254,367,689
  POST-VENTURE FUND                         275,979,640         288,868,327
  MICRO-CAP GROWTH FUND                     192,240,275         183,796,292
  EMERGING GROWTH FUND                      593,747,900         531,595,203

7.   SHORT POSITIONS

     When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expenses on the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

8.   OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the year ended December 31, 2001, were as follows:

                                            PREMIUM              NUMBER OF
                                             AMOUNT              CONTRACTS
--------------------------------------------------------------------------------
MID-CAP GROWTH FUND
  Options outstanding at
     December 31, 2000                  $            -                    -
  Options written                            4,401,904               10,783
  Options closed                           (3,000,415)              (6,440)
  Options expired                          (1,401,489)              (4,343)
                                        --------------       --------------
  Options outstanding at
     December 31, 2001                  $            -                    -
                                        ==============       ==============

1-800-228-2121

                                            PREMIUM              NUMBER OF
                                             AMOUNT              CONTRACTS
--------------------------------------------------------------------------------
TECHNOLOGY FUND
  Options outstanding at
     December 31, 2000                  $            -                    -
  Options written                            5,750,018               17,896
  Options closed                           (3,298,220)             (10,155)
  Options expired                          (2,451,798)              (7,741)
                                        --------------       --------------
  Options outstanding at
     December 31, 2001                  $            -                    -
                                        ==============       ==============

POST-VENTURE FUND
  Options outstanding at
     December 31, 2000                  $            -                    -
  Options written                            7,045,262               21,122
  Options closed                           (4,124,199)             (11,991)
  Options expired                          (2,921,063)              (9,131)
                                        --------------       --------------
  Options outstanding at
     December 31, 2001                  $            -                    -
                                        ==============       ==============

MICRO-CAP GROWTH FUND
  Options outstanding at
     December 31, 2000                  $            -                    -
  Options written                            1,669,318                3,735
  Options closed                           (1,669,318)              (3,735)
                                        --------------       --------------
  Options outstanding at
     December 31, 2001                  $            -                    -
                                        ==============       ==============

EMERGING GROWTH FUND
  Options outstanding at
     December 31, 2000                  $            -                    -
  Options written                           16,139,547               40,873
  Options closed                          (11,063,484)             (24,942)
  Options expired                          (5,076,063)             (15,931)
                                        --------------       --------------
  Options outstanding at
     December 31, 2001                  $            -                    -
                                        ==============       ==============

VANWAGONER.COM

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

9.   TRANSACTIONS WITH AFFILIATED COMPANIES

     An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the issuer. Companies which were affiliates of each Fund during the year ended December 31, 2001 were as follows:


                                                                                                       Amount of
                                                                                          Amount of    Gain/Loss
                                                         Share Activity                   Dividends    Realized
                                        -----------------------------------------------    Credited     on Sale      Market
                                         Balance    Purchases/     Sales/      Balance    to Income    of Shares      Value
Security Name                            12/31/00    Additions   Reductions   12/31/01     in 2001      in 2001    at 12/31/01

Technology Fund
Cardiac Pathways Corp.*(1)                 615,285           -      615,285           -            - $   478,267            -
                                                                                         =========== ===========  ===========

POST-VENTURE FUND
Cardiac Pathways Corp.*(1)                 661,118           -      661,118           -            - $   564,192            -
                                                                                         =========== ===========  ===========

MICRO-CAP GROWTH FUND
Cardiac Pathways Corp.*(1)                 726,006           -      726,006           -            - $   618,476            -
                                                                                         =========== ===========  ===========


EMERGING GROWTH FUND
Cardiac Pathways Corp.*(1)               2,679,353           -    2,679,353           -            -  $2,283,112           $-
Embarcadero
   Technologies, Inc.*                   1,040,000     692,550       82,550   1,650,000            -     479,992   39,930,000
I-many, Inc.*                                    -   1,845,700          300   1,845,400            -       (128)   17,808,110
                                                                                         ----------- -----------  -----------
                                                                                                   -  $2,762,976  $57,738,110
                                                                                         =========== ===========  ===========


*    Non-income producing
(1) Cardiac Pathways Corp. was acquired by Boston Scientific Corp. on August 13, 2001.

10.  LEGAL ACTIONS AND REGULATORY MATTERS

     The Company, the Adviser and others (including past and present directors) have recently been named as defendants in several purported class actions alleging, among other things, violations of federal securities law by failing to value private holdings at their fair value. Although the Company has not yet responded to these actions, the Company believes this litigation is without merit and intends to defend the actions vigorously. The Company believes that the outcome of such legal actions will not have a material adverse effect on the results of operations or the net asset values of the Funds.

     As a registered investment company, the Company is regulated by the Securities and Exchange Commission. It is the policy of the Company to respond promptly and completely to any inquiries made by the Securities and Exchange Commission. The Company believes that there are no pending inquiries from the Securities and Exchange Commission that will have a material adverse effect on the results of operations or the net asset values of the Funds.

1-800-228-2121

VAN WAGONER FUNDS REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of the Van Wagoner Funds, Inc.:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of the Van Wagoner Mid-Cap Growth Fund, Van Wagoner Technology Fund, Van Wagoner Post-Venture Fund, Van Wagoner Micro-Cap Growth Fund, and Van Wagoner Emerging Growth Fund (the Funds), including the schedules of investments, as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights prior to 1999 were audited by other auditors whose report dated January 29, 1999 expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Wagoner Mid-Cap Growth Fund, Van Wagoner Technology Fund, Van Wagoner Post-Venture Fund, Van Wagoner Micro-Cap Growth Fund, and Van Wagoner Emerging Growth Fund at December 31, 2001, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 28, 2002

VANWAGONER.COM

VAN WAGONER FUNDS DIRECTORS AND OFFICERS

-------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                               PRINCIPAL   PORTFOLIOS IN     OTHER
                            POSITION(S)  TERM OF OFFICE      OCCUPATION(S)    COMPLEX    DIRECTORSHIPS
                             HELD WITH    AND LENGTH OF         DURING      OVERSEEN BY     HELD BY
 NAME, ADDRESS, AND AGE        FUND       TIME SERVED        PAST 5 YEARS     DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
-------------------------------------------------------------------------------------------------------
Larry P. Arnold              Director     Indefinite,      Private Investor;     5           None
345 California Street                   until successor   Retired Founder and
Suite 2450                                   elected       Managing General
San Francisco, CA 94104                                   Partner of Wessels
Age: 58                                     Served as     Arnold & Henderson
                                         Director since      (a securities
                                          December 1995     broker/dealer)

Kurt B. Grutzmacher          Director     Indefinite,    Portfolio Manager for   5           None
345 California Street                   until successor    Westcliff Capital
Suite 2450                                   elected        Management, LLC
San Francisco, CA 94104                                  since September 1998;
Age: 43                                     Served as    Institutional Equity
                                         Director since    Sales Trader for
                                          February 2002 Prudential Securities,
                                                          Inc. prior thereto
-------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR*:
-------------------------------------------------------------------------------------------------------
Garrett R. Van Wagoner       President,    Indefinite,    President, Treasurer,   5           None
345 California Street       Treasurer,  until successor   Secretary, Director
Suite 2450                   Secretary       elected     and sole shareholder
San Francisco, CA 94104         and                         of Van Wagoner
Age: 46                      Director       Served as     Capital Management
                                            President,        ("VWCM"), the
                                            Treasurer,    Funds' adviser since
                                          Secretary and      October 1995
                                         Director since
                                         December 1995
-------------------------------------------------------------------------------------------------------
OFFICER:
-------------------------------------------------------------------------------------------------------
Peter R. Kris             Vice President  Indefinite,       Vice President      Not          None
345 California Street                   until successor      of VWCM since  applicable
Suite 2450                                   elected         February 1996
San Francisco, CA 94104
Age: 36                                  Served as Vice
                                         President since
                                          February 1996

* The Interested Director serves as director and officer of VWCM.

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-228-2121.

1-800-228-2121

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

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

This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

                                                    ----------------------------
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                                                            PERMIT NO. 105
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                                                    ----------------------------

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Providence, RI 02940-9682


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should be sent to:

Van Wagoner Funds
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VANWAGONER.COM

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